Vanguard® Institutional Short-Term Bond Fund
Schedule of Investments (unaudited)
As of June 30, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (18.9%)
U.S. Government Securities (13.8%)
	United States Treasury Note/Bond	4.375%	7/15/2027	61,977	62,134
	United States Treasury Note/Bond	3.875%	7/31/2027	64,147	63,967
	United States Treasury Note/Bond	3.500%	10/31/2027	34,409	34,113
	United States Treasury Note/Bond	3.375%	11/30/2027	45,910	45,417
	United States Treasury Note/Bond	4.250%	1/15/2028	45,605	45,655
	United States Treasury Note/Bond	3.500%	1/31/2028	55,979	55,410
	United States Treasury Note/Bond	1.250%	3/31/2028	84,032	79,932
	United States Treasury Note/Bond	3.625%	3/31/2028	68,472	67,843
	United States Treasury Note/Bond	3.750%	4/15/2028	51,980	51,608
	United States Treasury Note/Bond	1.250%	4/30/2028	81,047	76,919
	United States Treasury Note/Bond	1.250%	5/31/2028	67,063	63,495
	United States Treasury Note/Bond	3.625%	5/31/2028	1	1
	United States Treasury Note/Bond	1.250%	6/30/2028	43,605	41,190
[1]	United States Treasury Note/Bond	3.875%	7/15/2028	94,842	94,301
	United States Treasury Note/Bond	3.625%	8/15/2028	15,000	14,836
	United States Treasury Note/Bond	1.500%	11/30/2028	35,840	33,662
	United States Treasury Note/Bond	4.375%	11/30/2028	29,528	29,663
	United States Treasury Note/Bond	3.625%	8/31/2029	27,248	26,815
	United States Treasury Note/Bond	3.500%	1/31/2030	31,000	30,304
	United States Treasury Note/Bond	3.875%	6/30/2030	13,900	13,741
					931,006
Conventional Mortgage-Backed Securities (5.1%)
[2,3]	Fannie Mae Pool	0.950%	12/1/2027	6,245	5,958
[2,3]	Fannie Mae Pool	1.080%	12/1/2027	9,051	8,653
[2,3]	Fannie Mae Pool	1.120%	12/1/2027	18,600	17,775
[2,3]	Fannie Mae Pool	1.230%	6/1/2028	970	913
[2,3]	Fannie Mae Pool	1.330%	3/1/2028–10/1/2028	47,260	44,844
[2,3]	Fannie Mae Pool	1.340%	12/1/2028	860	796
[2,3]	Fannie Mae Pool	1.385%	10/1/2028	3,770	3,525
[2,3]	Fannie Mae Pool	1.400%	10/1/2028	5,660	5,294
[2,3]	Fannie Mae Pool	1.455%	10/1/2028	2,547	2,384
[2,3]	Fannie Mae Pool	1.470%	10/1/2028	9,430	8,845
[2,3]	Fannie Mae Pool	1.530%	5/1/2027	5,572	5,443
[2,3]	Fannie Mae Pool	1.540%	5/1/2028	4,075	3,868
[2,3]	Fannie Mae Pool	2.360%	9/1/2028	2,253	2,158
[2,3]	Fannie Mae Pool	2.420%	8/1/2028	6,188	5,944
[2,3]	Fannie Mae Pool	2.430%	1/1/2030	400	373
[2,3]	Fannie Mae Pool	2.510%	4/1/2029	742	706
[2,3]	Fannie Mae Pool	2.550%	9/1/2028	3,965	3,810
[2,3]	Fannie Mae Pool	2.680%	6/1/2028	17,800	17,245
[2,3]	Fannie Mae Pool	2.870%	7/1/2027	19,150	18,876
[2,3]	Fannie Mae Pool	2.881%	11/1/2029	37,674	36,106
[2,3]	Fannie Mae Pool	2.920%	8/1/2032	1,151	1,097
[2,3]	Fannie Mae Pool	2.930%	10/1/2027	8,760	8,610
[2,3]	Fannie Mae Pool	2.940%	8/1/2029	440	421
[2,3]	Fannie Mae Pool	2.965%	1/1/2028	2,110	2,068
[2,3]	Fannie Mae Pool	2.970%	12/1/2027	3,449	3,387
[2,3]	Fannie Mae Pool	2.990%	12/1/2027	1,230	1,207
[2,3]	Fannie Mae Pool	3.000%	5/1/2027–10/1/2027	4,965	4,904
[2,3]	Fannie Mae Pool	3.010%	8/1/2027	12,696	12,525
[2,3]	Fannie Mae Pool	3.020%	3/1/2028	507	496
[2,3]	Fannie Mae Pool	3.030%	12/1/2027	23,231	22,809
[2,3]	Fannie Mae Pool	3.080%	5/1/2029	1,861	1,798
[2,3]	Fannie Mae Pool	3.120%	1/1/2029	4,334	4,209
[2,3]	Fannie Mae Pool	3.140%	6/1/2029	1,307	1,264
[2,3]	Fannie Mae Pool	3.150%	6/1/2029	800	772
[2,3]	Fannie Mae Pool	3.190%	5/1/2029	4,117	3,980
[2,3]	Fannie Mae Pool	3.205%	5/1/2029	1,967	1,904
[2,3]	Fannie Mae Pool	3.220%	4/1/2028	4,131	4,054
[2,3]	Fannie Mae Pool	3.279%	1/1/2028	923	911
[2,3]	Fannie Mae Pool	3.290%	4/1/2027	1,039	1,030
[2,3]	Fannie Mae Pool	3.420%	5/1/2028	718	705

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,3]	Fannie Mae Pool	3.440%	5/1/2028	1,354	1,331
[2,3]	Fannie Mae Pool	3.470%	3/1/2029	4,809	4,691
[2,3]	Fannie Mae Pool	3.480%	3/1/2029	1,755	1,715
[2,3]	Fannie Mae Pool	3.485%	4/1/2028	750	739
[2,3]	Fannie Mae Pool	3.590%	2/1/2029	1,146	1,122
[2,3]	Fannie Mae Pool	3.630%	8/1/2028	1,127	1,109
[2,3]	Fannie Mae Pool	3.650%	8/1/2028	850	835
[2,3]	Fannie Mae Pool	3.680%	6/1/2028	1,670	1,650
[2,3]	Fannie Mae Pool	3.788%	7/1/2028	10,673	10,565
[2,3]	Fannie Mae Pool	3.910%	1/1/2029	1,832	1,814
[2,3]	Fannie Mae Pool	4.100%	3/1/2028	12,000	11,928
[2,3]	Fannie Mae Pool	4.560%	6/1/2028	12,175	12,181
[2,3]	Freddie Mac Gold Pool	1.050%	10/1/2027	14,800	14,211
[2,3]	Freddie Mac Gold Pool	1.180%	5/1/2027	4,230	4,120
[2,3]	Freddie Mac Gold Pool	1.650%	9/1/2028	1,200	1,133
[2,3]	UMBS Pool	2.500%	12/1/2031	25	24
[2,3]	UMBS Pool	3.000%	11/1/2032–3/1/2033	196	189
[2,3]	UMBS Pool	4.000%	2/1/2034–3/1/2034	92	90
					341,114
Nonconventional Mortgage-Backed Securities (0.0%)
[2,3]	Fannie Mae REMICS	3.000%	2/25/2047–3/25/2048	88	83
[2,3]	Freddie Mac REMICS	3.000%	10/25/2048	26	24
					107
Total U.S. Government and Agency Obligations (Cost $1,281,415)					1,272,227
Asset-Backed/Commercial Mortgage-Backed Securities (44.4%)
[2,4]	Affirm Asset Securitization Trust Series 2025-X2	4.560%	10/15/2030	580	580
[2,4]	Affirm Asset Securitization Trust Series 2026-X1	4.590%	4/15/2031	430	429
[2,4]	Affirm Master Trust Series 2025-3A	4.450%	10/16/2034	19,620	19,464
[2,4]	Affirm Master Trust Series 2025-3A	4.750%	10/16/2034	410	407
[2,4]	Affirm Master Trust Series 2026-1A	4.370%	2/15/2034	16,470	16,379
[2,4]	Affirm Master Trust Series 2026-1A	4.570%	2/15/2034	1,000	993
[2,4]	Affirm Master Trust Series 2026-2A	4.670%	4/16/2035	12,460	12,415
[2,4]	Affirm Master Trust Series 2026-2A	5.070%	4/16/2035	2,310	2,298
[2]	Ally Auto Receivables Trust Series 2023-1	5.270%	11/15/2028	2,900	2,921
[2]	Ally Auto Receivables Trust Series 2024-1	4.940%	10/15/2029	2,380	2,393
[2]	Ally Auto Receivables Trust Series 2024-2	4.140%	10/15/2030	3,720	3,700
[2]	Ally Auto Receivables Trust Series 2025-1	4.080%	6/16/2031	5,490	5,438
[2,4]	Ally Bank Series 2026-A	4.582%	3/15/2034	13,658	13,632
[2,4]	Ally Bank Series 2026-A	4.709%	3/15/2034	464	463
[2,4]	Ally Bank Auto Credit-Linked Notes Series 2024-A	5.681%	5/17/2032	680	687
[2,4]	Ally Bank Auto Credit-Linked Notes Series 2024-A	5.827%	5/17/2032	153	155
[2,4]	Ally Bank Auto Credit-Linked Notes Series 2024-B	4.970%	9/15/2032	1,251	1,256
[2,4]	Ally Bank Auto Credit-Linked Notes Series 2025-A	4.452%	6/15/2033	5,932	5,926
[2,4]	Ally Bank Auto Credit-Linked Notes Series 2025-A	4.648%	6/15/2033	806	804
[2,4]	Ally Bank Auto Credit-Linked Notes Series 2025-B	4.305%	9/15/2033	6,711	6,683
[2,4]	Ally Bank Auto Credit-Linked Notes Series 2025-B	4.501%	9/15/2033	1,328	1,323
[2,4]	American Heritage Auto Receivables Issuer Trust Series 2025-1A	4.510%	2/18/2031	790	778
[2,4]	American Heritage Auto Receivables Issuer Trust Series 2025-1A	4.770%	6/16/2031	290	286
[2,4]	American Heritage Auto Receivables Trust Series 2024-1A	4.900%	9/17/2029	3,350	3,359
[2,4]	American Heritage Auto Receivables Trust Series 2024-1A	5.070%	6/17/2030	1,890	1,896
[2,4]	AmeriCredit Automobile Receivables Trust Series 2025-1	4.210%	10/18/2030	1,470	1,458
[2,4]	AmeriCredit Automobile Receivables Trust Series 2026-1	4.280%	11/18/2032	2,310	2,286
[2,4]	AMSR Trust Series 2024-SFR2	4.150%	11/17/2041	7,170	6,999
[2,4]	AMSR Trust Series 2025-SFR1	3.655%	6/17/2042	8,010	7,639
[2,4]	AMSR Trust Series 2025-SFR2	4.275%	11/17/2042	5,210	5,062
[2,4]	AMSR Trust Series 2025-SFR2	4.275%	11/17/2042	1,070	1,026
[2,4]	AMSR Trust Series 2026-SFR1	3.775%	4/17/2043	2,520	2,385
[2,4]	Apidos CLO XLVII Ltd. Series 2024-47A	4.917%	4/26/2039	4,400	4,406
[2,4]	ARI Fleet Lease Trust Series 2024-B	5.260%	4/15/2033	3,700	3,734
[2,4]	ARI Fleet Lease Trust Series 2025-A	4.460%	1/17/2034	3,370	3,365
[2,4]	ARI Fleet Lease Trust Series 2025-B	4.600%	3/15/2034	2,220	2,222
[2,4]	ARI Fleet Lease Trust Series 2026-A	3.960%	11/15/2034	5,240	5,213
[2,4]	ARI Fleet Lease Trust Series 2026-A	4.090%	11/15/2034	1,010	998
[2,4]	AutoNation Finance Trust Series 2025-1A	4.760%	6/10/2030	2,810	2,816
[2,4]	AutoNation Finance Trust Series 2025-1A	5.030%	8/12/2030	1,040	1,045
[2,4]	AutoNation Finance Trust Series 2026-1A	4.180%	6/11/2031	6,200	6,140
[2,4]	AutoNation Finance Trust Series 2026-1A	4.420%	6/11/2031	1,660	1,642
[2,4]	AutoNation Finance Trust Series 2026-2A	4.690%	12/15/2031	2,050	2,054

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,4]	AutoNation Finance Trust Series 2026-2A	4.950%	3/15/2032	1,380	1,383
[2,4]	Avis Budget Rental Car Funding AESOP LLC Series 2022-4A	4.770%	2/20/2029	1,910	1,914
[2,4]	Avis Budget Rental Car Funding AESOP LLC Series 2023-4A	5.490%	6/20/2029	10,859	10,992
[2,4]	Avis Budget Rental Car Funding AESOP LLC Series 2023-5A	5.780%	4/20/2028	5,310	5,350
[2,4]	Avis Budget Rental Car Funding AESOP LLC Series 2023-7A	5.900%	8/21/2028	4,500	4,557
[2,4]	Avis Budget Rental Car Funding AESOP LLC Series 2023-8A	6.020%	2/20/2030	12,430	12,789
[2,4]	Avis Budget Rental Car Funding AESOP LLC Series 2024-1A	5.360%	6/20/2030	7,650	7,766
[2,4]	Avis Budget Rental Car Funding AESOP LLC Series 2024-3A	5.230%	12/20/2030	6,180	6,255
[2,4]	Avis Budget Rental Car Funding AESOP LLC Series 2025-1A	4.800%	8/20/2029	2,440	2,440
[2,4]	Avis Budget Rental Car Funding AESOP LLC Series 2026-1A	4.280%	8/20/2030	4,110	4,051
[2,4]	Avis Budget Rental Car Funding AESOP LLC Series 2026-2A	4.600%	8/20/2032	4,280	4,214
[2,4]	Avis Budget Rental Car Funding AESOP LLC Series 2026-3A	4.820%	4/20/2031	11,490	11,490
[2,4]	Avis Budget Rental Car Funding LLC Series 2026-4A	5.090%	12/20/2032	8,980	8,988
[2,4,5]	Balboa Bay Loan Funding Ltd. Series 2023-2A, TSFR3M + 1.150%	4.825%	10/20/2036	1,640	1,641
[2]	BANK Series 2017-BNK6	3.254%	7/15/2060	369	365
[2]	BANK Series 2017-BNK6	3.518%	7/15/2060	420	415
[2]	BANK Series 2017-BNK7	3.435%	9/15/2060	280	276
[2]	BANK Series 2017-BNK8	3.488%	11/15/2050	1,280	1,249
[2]	BANK Series 2018-BNK10	3.641%	2/15/2061	107	106
[2]	BANK Series 2018-BNK15	4.407%	11/15/2061	220	218
[2]	BANK Series 2019-BNK16	4.005%	2/15/2052	1,040	1,018
[2]	BANK Series 2019-BNK23	2.920%	12/15/2052	1,090	1,024
[2]	BANK Series 2019-BNK24	2.960%	11/15/2062	2,020	1,897
[2]	BANK Series 2020-BNK30	1.673%	12/15/2053	608	575
[2]	BANK Series 2021-BNK35	2.067%	6/15/2064	6,000	5,636
[2]	BANK Series 2022-BNK40	3.502%	3/15/2064	2,100	2,017
[2]	BANK Series 2024-5YR7	5.769%	6/15/2057	5,230	5,349
[2,4]	Bank of America Auto Trust Series 2023-2A	5.660%	11/15/2029	5,590	5,638
[2,4]	Bank of America Auto Trust Series 2024-1A	5.310%	6/17/2030	3,750	3,781
[2,4]	Bank of America Auto Trust Series 2025-1A	4.470%	11/20/2031	1,700	1,698
[2,4]	Bank of America Auto Trust Series 2026-1A	4.300%	8/15/2033	7,460	7,404
[2]	Barclays Commercial Mortgage Trust Series 2019-C3	3.583%	5/15/2052	1,620	1,565
[2]	Barclays Commercial Mortgage Trust Series 2019-C5	3.063%	11/15/2052	460	435
[2,4,5]	Barings CLO Ltd. Series 2025-7A, TSFR3M + 1.140%	4.813%	1/15/2038	1,620	1,621
[2,4]	Barings Equipment Finance LLC Series 2026-A	4.080%	7/13/2033	43	42
[2,4]	Barings Equipment Finance LLC Series 2026-A	4.240%	11/13/2045	2,740	2,698
[2,4,5]	Basswood Park CLO Ltd. Series 2021-1A, TSFR3M + 1.030%	4.705%	4/20/2034	1,020	1,020
[2,4,6,7]	Bbam US CLO VII Ltd. Series 2026-7A	0.000%	7/27/2039	4,360	4,360
[2]	BBCMS Mortgage Trust Series 2022-C15	3.684%	4/15/2055	1,390	1,335
[2]	BBCMS Mortgage Trust Series 2022-C16	4.021%	6/15/2055	110	110
[2]	BBCMS Mortgage Trust Series 2024-5C25	5.946%	3/15/2057	6,000	6,136
[2]	BBCMS Mortgage Trust Series 2024-5C25	6.358%	3/15/2057	140	144
[2]	BBCMS Mortgage Trust Series 2024-5C29	5.208%	9/15/2057	2,000	2,015
[2]	BBCMS Mortgage Trust Series 2026-5C40	5.248%	2/15/2059	980	993
[2]	BBCMS Trust Series 2021-C10	2.268%	7/15/2054	7,740	7,314
[2]	Benchmark Mortgage Trust Series 2018-B1	3.666%	1/15/2051	1,500	1,477
[2]	Benchmark Mortgage Trust Series 2018-B7	4.377%	5/15/2053	32	32
[2]	Benchmark Mortgage Trust Series 2020-B19	1.745%	9/15/2053	852	805
[2]	Benchmark Mortgage Trust Series 2020-B21	1.798%	12/17/2053	519	494
[2]	Benchmark Mortgage Trust Series 2021-B28	1.980%	8/15/2054	6,000	5,585
[2]	Benchmark Mortgage Trust Series 2021-B29	2.205%	9/15/2054	906	848
[2]	Benchmark Mortgage Trust Series 2024-V6	5.926%	3/15/2057	1,300	1,331
[2]	Benchmark Mortgage Trust Series 2024-V10	5.277%	9/15/2057	1,110	1,121
[2,4,5]	Benefit Street Partners CLO IV Ltd. Series 2014-IVA, TSFR3M + 1.250%	4.925%	10/20/2038	1,420	1,421
[2,4]	BFLD Commercial Mortgage Trust Series 2025-5MW	4.830%	10/10/2042	1,660	1,641
[2,4]	BHG Owner Loan Trust Series 2026-1CON	4.810%	6/17/2037	4,519	4,503
[2]	BMO Mortgage Trust Series 2024-5C4	6.526%	5/15/2057	1,480	1,537
[2]	BMO Mortgage Trust Series 2024-5C8	5.625%	12/15/2057	1,440	1,470
[2]	BMO Mortgage Trust Series 2026-5C15	5.684%	6/25/2059	2,860	2,944
[2]	BMO Mortgage Trust Series 2026-5C15	5.984%	6/25/2059	1,710	1,757
[2]	BMW Vehicle Owner Trust Series 2024-A	5.040%	4/25/2031	5,960	6,007
[2]	Bridgecrest Lending Auto Securitization Trust Series 2025-4	4.300%	8/15/2031	1,320	1,312
[2]	Bridgecrest Lending Auto Securitization Trust Series 2026-1	4.250%	11/17/2031	1,700	1,688
[2]	Bridgecrest Lending Auto Securitization Trust Series 2026-2	4.560%	2/17/2032	1,010	1,006
[2,4]	BX Commercial Mortgage Trust Series 2026-VLT10	5.358%	7/13/2058	3,390	3,295
[2,4]	BX Trust Series 2019-OC11	3.202%	12/9/2041	2,250	2,125
[2,4]	BX Trust Series 2025-ARIA	5.199%	12/13/2042	2,990	2,995
[2]	Capital One Prime Auto Receivables Trust Series 2023-2	5.740%	11/15/2028	12,700	12,815
[2]	Capital One Prime Auto Receivables Trust Series 2024-1	4.660%	1/15/2030	1,790	1,794
[2,4,5]	Capital Street Master Trust Series 2025-1, SOFR30A + 1.100%	4.693%	8/16/2029	9,990	9,990

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,4,5]	Capital Street Master Trust Series 2026-1, SOFR30A + 1.150%	4.743%	5/16/2030	17,730	17,730
[2]	CarMax Auto Owner Trust Series 2023-1	4.980%	1/16/2029	650	652
[2]	CarMax Auto Owner Trust Series 2023-2	5.010%	11/15/2028	3,280	3,293
[2]	CarMax Auto Owner Trust Series 2023-3	5.260%	2/15/2029	8,230	8,289
[2]	CarMax Auto Owner Trust Series 2023-4	5.960%	5/15/2029	12,300	12,499
[2]	CarMax Auto Owner Trust Series 2024-1	4.940%	8/15/2029	1,650	1,661
[2]	CarMax Auto Owner Trust Series 2024-4	4.600%	10/15/2029	7,071	7,087
[2]	CarMax Auto Owner Trust Series 2024-4	4.640%	4/15/2030	3,050	3,057
[2]	CarMax Auto Owner Trust Series 2024-4	4.970%	6/17/2030	280	281
[2]	CarMax Auto Owner Trust Series 2025-1	4.840%	1/15/2030	15,670	15,746
[2]	CarMax Auto Owner Trust Series 2025-1	5.110%	9/16/2030	720	724
[2]	CarMax Auto Owner Trust Series 2025-2	4.960%	11/15/2030	650	653
[2]	CarMax Auto Owner Trust Series 2025-3	4.470%	1/15/2031	5,080	5,078
[2]	CarMax Auto Owner Trust Series 2025-3	4.680%	3/17/2031	1,070	1,068
[2]	CarMax Auto Owner Trust Series 2025-4	4.080%	6/16/2031	7,190	7,115
[2]	CarMax Auto Owner Trust Series 2025-4	4.420%	7/15/2031	900	892
[2]	CarMax Auto Owner Trust Series 2026-1	4.180%	3/15/2032	6,810	6,746
[2]	CarMax Auto Owner Trust Series 2026-1	4.300%	3/15/2032	1,350	1,336
[2]	CarMax Auto Owner Trust Series 2026-2	4.310%	6/15/2032	4,420	4,384
[2]	CarMax Auto Owner Trust Series 2026-2	4.510%	6/15/2032	650	645
[2]	Carvana Auto Receivables Trust Series 2021-P3	1.030%	6/10/2027	29	29
[2]	Carvana Auto Receivables Trust Series 2024-P4	4.640%	1/10/2030	5,018	5,027
[2]	Carvana Auto Receivables Trust Series 2024-P4	4.740%	12/10/2030	7,070	7,082
[2]	Carvana Auto Receivables Trust Series 2025-P3	4.040%	11/11/2030	63	63
[2,4]	CCG Receivables Trust Series 2025-1	4.480%	10/14/2032	2,557	2,559
[2]	CD Mortgage Trust Series 2016-CD1	2.724%	8/10/2049	327	325
[2]	CD Mortgage Trust Series 2017-CD5	3.684%	8/15/2050	4,708	4,617
[2]	CD Mortgage Trust Series 2017-CD6	3.709%	11/13/2050	250	245
[2,4]	CENT Trust Series 2025-CITY	5.091%	7/10/2040	2,280	2,276
[2,4]	Chase Auto Owner Trust Series 2024-1A	5.050%	10/25/2029	3,990	4,023
[2,4]	Chase Auto Owner Trust Series 2024-2A	5.480%	11/26/2029	10,060	10,215
[2,4]	Chase Auto Owner Trust Series 2024-2A	5.550%	1/25/2030	840	853
[2,4]	Chase Auto Owner Trust Series 2024-3A	5.080%	12/25/2029	8,120	8,191
[2,4]	Chase Auto Owner Trust Series 2024-4A	4.950%	3/25/2030	7,770	7,819
[2,4]	Chase Auto Owner Trust Series 2024-4A	5.230%	4/25/2030	510	514
[2,4]	Chase Auto Owner Trust Series 2025-1A	4.380%	10/25/2030	5,810	5,793
[2,4]	Chase Auto Owner Trust Series 2025-1A	4.680%	11/25/2030	660	660
[2,4]	Chase Auto Owner Trust Series 2025-2A	4.320%	3/25/2031	450	445
[2,4]	Chase Auto Owner Trust Series 2026-1A	4.690%	12/26/2031	8,990	9,029
[2,4]	Chase Auto Owner Trust Series 2026-1A	4.900%	5/25/2032	640	641
[2,4]	Chesapeake IV Funding DAC Series 2026-1A	4.590%	2/15/2035	3,990	3,988
[2,4,5]	CIFC Funding Ltd. Series 2023-2A, TSFR3M + 1.130%	4.802%	1/21/2037	1,480	1,479
[2,4,5]	CIFC Funding Ltd. Series 2025-6A, TSFR3M + 1.250%	4.916%	10/23/2038	350	351
[2]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.471%	10/12/2050	590	580
[2]	Citigroup Commercial Mortgage Trust Series 2018-B2	4.009%	3/10/2051	960	948
[2]	Citigroup Commercial Mortgage Trust Series 2019-C7	3.102%	12/15/2072	3,170	2,993
[2,4]	Citizens Auto Receivables Trust Series 2024-2	5.260%	4/15/2031	10,310	10,400
[2]	CNH Equipment Trust Series 2023-A	4.770%	10/15/2030	3,090	3,101
[2]	CNH Equipment Trust Series 2024-A	4.800%	7/15/2031	3,840	3,866
[2]	CNH Equipment Trust Series 2026-A	4.000%	5/15/2031	15,000	14,826
[2]	CNH Equipment Trust Series 2026-A	4.140%	7/15/2033	6,940	6,848
[2]	CNH Equipment Trust Series 2026-B	4.740%	11/15/2033	9,900	9,935
[2]	COMM Mortgage Trust Series 2019-GC44	2.950%	8/15/2057	130	122
[2,4]	Compass Datacenters Issuer III LLC Series 2026-1A	4.897%	2/25/2056	9,810	9,692
[2,4]	Compass Datacenters Issuer III LLC Series 2026-1A	5.289%	2/25/2056	2,320	2,295
[2,4,5]	Connecticut Avenue Securities Trust Series 2024-R06, SOFR30A + 1.150%	4.778%	9/25/2044	610	611
[2,4,5]	Connecticut Avenue Securities Trust Series 2025-R02, SOFR30A + 1.000%	4.628%	2/25/2045	3,748	3,752
[2,4,5]	Connecticut Avenue Securities Trust Series 2025-R03, SOFR30A + 1.450%	5.078%	3/25/2045	5,977	6,006
[2,4,5]	Connecticut Avenue Securities Trust Series 2025-R04, SOFR30A + 1.000%	4.628%	5/25/2045	667	668
[2,4,5]	Connecticut Avenue Securities Trust Series 2025-R05, SOFR30A + 1.000%	4.628%	7/25/2045	1,402	1,404
[2,4,5]	Connecticut Avenue Securities Trust Series 2026-R01, SOFR30A + 0.850%	4.478%	1/25/2046	2,817	2,815
[2,4,5]	Connecticut Avenue Securities Trust Series 2026-R03, SOFR30A + 1.100%	4.728%	4/25/2046	2,857	2,865
[2]	CSAIL Commercial Mortgage Trust Series 2016-C7	3.502%	11/15/2049	693	690
[2]	CSAIL Commercial Mortgage Trust Series 2017-C8	3.392%	6/15/2050	1,240	1,221
[2]	CSAIL Commercial Mortgage Trust Series 2019-C17	2.763%	9/15/2052	210	198
[2]	Daimler Trucks Retail Trust Series 2024-1	5.490%	12/15/2027	18	18
[2]	DBJPM Mortgage Trust Series 2017-C6	3.328%	6/10/2050	740	730
[2]	DBJPM Mortgage Trust Series 2020-C9	1.926%	8/15/2053	2,010	1,793
[2,4]	Dell Equipment Finance Trust Series 2024-2	4.590%	8/22/2030	4,500	4,505
[2,4]	Dell Equipment Finance Trust Series 2025-1	4.610%	2/24/2031	2,710	2,718

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,4]	Dell Equipment Finance Trust Series 2025-1	4.960%	2/24/2031	280	282
[2,4]	Dell Equipment Finance Trust Series 2025-2	4.120%	3/24/2031	4,990	4,966
[2,4]	Dell Equipment Finance Trust Series 2025-2	4.340%	3/24/2031	200	199
[2,4]	Dell Equipment Finance Trust Series 2026-1A	4.320%	12/22/2031	4,890	4,873
[2,4]	Dell Equipment Finance Trust Series 2026-1A	4.650%	12/22/2031	360	360
[2,4]	DLLAA LLC Series 2023-1A	5.730%	10/20/2031	4,240	4,294
[2,4]	DLLAA LLC Series 2025-1A	4.950%	9/20/2029	4,870	4,899
[2,4]	DLLAA LLC Series 2025-1A	5.080%	4/20/2033	2,380	2,395
[2,4]	DLLAD LLC Series 2024-1A	5.300%	7/20/2029	3,250	3,280
[2,4]	DLLAD LLC Series 2025-1A	4.420%	9/20/2030	8,690	8,673
[2,4]	DLLAD LLC Series 2025-1A	4.590%	10/20/2032	6,410	6,405
[2,4]	DLLMT LLC Series 2026-1A	4.200%	12/20/2029	2,560	2,541
[2,4]	DLLMT LLC Series 2026-1A	4.360%	9/20/2033	2,030	2,014
[2,4]	DLLST LLC Series 2024-1A	4.930%	4/22/2030	1,480	1,485
[2]	Drive Auto Receivables Trust Series 2025-1	4.790%	9/15/2032	13,680	13,718
[2]	Drive Auto Receivables Trust Series 2025-1	4.990%	9/15/2032	5,770	5,788
[2]	Drive Auto Receivables Trust Series 2025-2	4.140%	9/15/2032	23,130	22,980
[2]	Drive Auto Receivables Trust Series 2025-2	4.390%	9/15/2032	4,170	4,131
[2,4,5]	Dryden 113 CLO Ltd. Series 2022-113A, TSFR3M + 1.090%	4.763%	10/15/2037	470	470
[2,4]	Dryden 42 Senior Loan Fund Series 2016-42A	5.525%	7/15/2037	3,310	3,310
[2,4,5]	Dryden 90 CLO Ltd. Series 2021-90A, TSFR3M + 1.250%	4.901%	11/15/2038	1,410	1,412
[2,4]	Durst Commercial Mortgage Trust Series 2025-151	5.317%	8/10/2042	1,410	1,417
[2,4,5]	Edsouth Indenture No. 9 LLC Series 2015-1, SOFR30A + 0.914%	4.542%	10/25/2056	139	139
[2,4,5]	Elmwood CLO 21 Ltd. Series 2022-8A, TSFR3M + 1.220%	4.893%	10/15/2038	2,110	2,111
[2,4]	Enterprise Fleet Financing LLC Series 2024-3	4.980%	8/21/2028	3,710	3,732
[2,4]	Enterprise Fleet Financing LLC Series 2024-4	4.560%	11/20/2028	5,130	5,140
[2,4]	Enterprise Fleet Financing LLC Series 2024-4	4.700%	6/20/2031	5,230	5,239
[2,4]	Enterprise Fleet Financing LLC Series 2025-1	4.820%	2/20/2029	2,860	2,873
[2,4]	Enterprise Fleet Financing LLC Series 2025-1	4.970%	9/22/2031	4,000	4,029
[2,4]	Enterprise Fleet Financing LLC Series 2025-2	4.410%	6/20/2029	5,820	5,810
[2,4]	Enterprise Fleet Financing LLC Series 2025-2	4.580%	12/22/2031	6,210	6,213
[2,4]	Enterprise Fleet Financing LLC Series 2025-3	4.460%	9/20/2029	7,840	7,819
[2,4]	Enterprise Fleet Financing LLC Series 2025-3	4.640%	3/22/2032	11,090	11,098
[2,4]	Enterprise Fleet Financing LLC Series 2025-4	4.280%	6/20/2032	2,620	2,581
[2,4]	Enterprise Fleet Financing LLC Series 2026-1	4.120%	3/20/2030	12,500	12,376
[2,4]	Enterprise Fleet Financing LLC Series 2026-1	4.290%	9/20/2032	8,200	8,120
[2,4]	Enterprise Fleet Financing LLC Series 2026-2	4.510%	6/20/2030	8,070	8,052
[2]	Exeter Automobile Receivables Trust Series 2025-5A	4.280%	7/15/2030	1,420	1,414
[2]	Exeter Automobile Receivables Trust Series 2026-1A	4.220%	10/15/2030	1,820	1,800
[2]	Exeter Automobile Receivables Trust Series 2026-2A	4.660%	1/15/2031	960	957
[2]	Exeter Automobile Receivables Trust Series 2026-3A	4.700%	3/17/2031	1,300	1,298
[2]	Exeter Select Automobile Receivables Trust Series 2025-2	4.630%	11/17/2031	250	249
[2]	Exeter Select Automobile Receivables Trust Series 2025-3	4.420%	3/15/2032	390	387
[2,3]	Fannie Mae-Aces Series 2017-M11	2.980%	8/25/2029	796	764
[2,3]	Fannie Mae-Aces Series 2017-M14	2.869%	11/25/2027	521	510
[2,3]	Fannie Mae-Aces Series 2017-M15	3.064%	9/25/2027	4,867	4,805
[2,3]	Fannie Mae-Aces Series 2017-M15	3.218%	11/25/2027	7,994	7,896
[2,3]	Fannie Mae-Aces Series 2018-M1	3.081%	12/25/2027	13,129	12,899
[2,3]	Fannie Mae-Aces Series 2018-M2	3.026%	1/25/2028	13,464	13,172
[2,3]	Fannie Mae-Aces Series 2018-M3	3.177%	2/25/2030	5,193	4,985
[2,3]	Fannie Mae-Aces Series 2018-M4	3.169%	3/25/2028	8,981	8,807
[2,3]	Fannie Mae-Aces Series 2018-M8	3.422%	6/25/2028	8,863	8,701
[2,3]	Fannie Mae-Aces Series 2018-M10	3.473%	7/25/2028	6,476	6,357
[2,3]	Fannie Mae-Aces Series 2019-M5	3.273%	2/25/2029	19,771	19,234
[2,3]	Fannie Mae-Aces Series 2019-M7	3.143%	4/25/2029	7,660	7,406
[2,3]	Fannie Mae-Aces Series 2019-M12	2.885%	6/25/2029	10,221	9,809
[2,3]	Fannie Mae-Aces Series 2019-M18	2.469%	8/25/2029	1,287	1,220
[2,3]	Fannie Mae-Aces Series 2019-M22	2.522%	8/25/2029	1,567	1,483
[2,3]	Fannie Mae-Aces Series 2019-M25	2.330%	11/25/2029	1,771	1,662
[2,3]	Fannie Mae-Aces Series 2020-M26	2.065%	9/25/2029	6,780	6,327
[2,4]	FCCU Auto Receivables Trust Series 2025-1A	5.180%	5/15/2031	2,510	2,522
[2,4]	FCCU Auto Receivables Trust Series 2026-1A	4.320%	3/15/2032	4,870	4,780
[2,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1511	3.279%	10/25/2030	3,979	3,873
[2]	Fifth Third Auto Trust Series 2023-1	5.520%	2/17/2031	13,000	13,103
[2,4]	First Investors Auto Owner Trust Series 2025-1A	4.390%	1/15/2031	1,000	991
[2,4]	First Investors Auto Owner Trust Series 2026-1A	4.500%	5/15/2031	14,940	14,870
[2,4]	First Investors Auto Owner Trust Series 2026-1A	4.810%	7/15/2032	2,290	2,284
[2]	First National Master Note Trust Series 2024-1	5.340%	5/15/2030	13,740	13,853
[2]	First National Master Note Trust Series 2025-1	4.850%	2/15/2030	12,710	12,791
[2]	First National Master Note Trust Series 2026-1	4.610%	5/15/2031	31,100	31,146

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	FIVE Mortgage Trust Series 2023-V1	5.668%	2/10/2056	300	303
[2,4]	Flatiron CLO 24 Ltd. Series 2023-2A	4.783%	1/15/2039	3,900	3,900
[2]	Ford Credit Auto Lease Trust Series 2024-B	5.180%	2/15/2028	4,470	4,490
[2]	Ford Credit Auto Lease Trust Series 2025-A	4.780%	2/15/2029	4,170	4,188
[2]	Ford Credit Auto Lease Trust Series 2025-A	4.960%	2/15/2029	570	573
[2]	Ford Credit Auto Lease Trust Series 2025-B	4.520%	8/15/2029	690	690
[2]	Ford Credit Auto Lease Trust Series 2026-A	4.080%	2/15/2030	6,920	6,847
[2]	Ford Credit Auto Lease Trust Series 2026-A	4.200%	2/15/2030	1,720	1,702
[2,4]	Ford Credit Auto Owner Trust Series 2023-1	4.850%	8/15/2035	10,580	10,648
[2,4]	Ford Credit Auto Owner Trust Series 2023-2	5.280%	2/15/2036	9,010	9,158
[2]	Ford Credit Auto Owner Trust Series 2023-B	5.060%	2/15/2029	4,850	4,877
[2]	Ford Credit Auto Owner Trust Series 2023-C	5.490%	5/15/2029	9,440	9,549
[2,4]	Ford Credit Auto Owner Trust Series 2024-1	4.870%	8/15/2036	35,080	35,427
[2]	Ford Credit Auto Owner Trust Series 2024-A	5.010%	9/15/2029	4,700	4,734
[2]	Ford Credit Auto Owner Trust Series 2024-B	4.960%	5/15/2030	8,630	8,689
[2]	Ford Credit Auto Owner Trust Series 2024-D	4.660%	9/15/2030	3,120	3,128
[2]	Ford Credit Auto Owner Trust Series 2024-D	4.880%	9/15/2030	2,730	2,742
[2,4]	Ford Credit Auto Owner Trust Series 2025-1	4.860%	8/15/2037	48,913	49,368
[2,4]	Ford Credit Auto Owner Trust Series 2025-1	5.010%	8/15/2037	2,500	2,524
[2,4]	Ford Credit Auto Owner Trust Series 2025-2	4.670%	2/15/2038	2,090	2,076
[2]	Ford Credit Auto Owner Trust Series 2025-A	4.890%	2/15/2031	2,390	2,402
[2]	Ford Credit Auto Owner Trust Series 2025-B	4.240%	7/15/2031	2,070	2,045
[2,4]	Ford Credit Auto Owner Trust Series 2026-1	4.320%	8/15/2038	34,600	34,206
[2,4]	Ford Credit Auto Owner Trust Series 2026-1	4.480%	8/15/2038	5,540	5,448
[2]	Ford Credit Auto Owner Trust Series 2026-A	4.160%	4/15/2032	9,290	9,207
[2]	Ford Credit Auto Owner Trust Series 2026-A	4.340%	4/15/2032	1,370	1,355
[2]	Ford Credit Auto Owner Trust Series 2026-B	4.660%	7/15/2032	2,230	2,226
[2,4]	Ford Credit Floorplan Master Owner Trust A Series 2024-1	5.290%	4/15/2029	12,110	12,207
[2,4]	Ford Credit Floorplan Master Owner Trust A Series 2024-4	4.400%	9/15/2031	14,100	14,034
[2]	Ford Credit Floorplan Master Owner Trust A Series 2025-1	4.630%	4/15/2030	37,184	37,283
[2]	Ford Credit Floorplan Master Owner Trust A Series 2025-1	4.840%	4/15/2030	1,270	1,274
[2]	Ford Credit Floorplan Master Owner Trust A Series 2025-2	4.330%	9/15/2030	2,170	2,153
[2]	Ford Credit Floorplan Master Owner Trust A Series 2026-1	4.610%	5/15/2031	1,250	1,244
[2]	Ford Credit Floorplan Master Owner Trust A Series 2026-2	4.850%	5/15/2033	520	517
[2,3,4,5]	Freddie Mac STACR REMICS Trust Series 2025-HQA1, SOFR30A + 0.950%	4.578%	2/25/2045	973	974
[2,3,4,5]	Freddie Mac STACR REMICS Trust Series 2026-HQA1, SOFR30A + 1.000%	4.628%	5/25/2046	2,117	2,121
[2,4]	GCM CLO Ltd. Series 2026-1A	5.016%	7/20/2039	4,410	4,417
[2,4]	GGP Trust Series 2026-TY	4.825%	3/5/2043	3,300	3,251
[2,4]	GLS Auto Receivables Issuer Trust Series 2025-3A	4.570%	1/15/2030	1,890	1,889
[2,4]	GLS Auto Receivables Issuer Trust Series 2025-4A	4.530%	4/15/2030	2,390	2,386
[2,4]	GLS Auto Receivables Issuer Trust Series 2026-1A	4.220%	8/17/2030	4,740	4,698
[2,4]	GLS Auto Receivables Issuer Trust Series 2026-2A	4.630%	9/16/2030	3,340	3,329
[2]	GM Financial Automobile Leasing Trust Series 2025-1	4.700%	2/20/2029	5,620	5,638
[2]	GM Financial Automobile Leasing Trust Series 2025-1	4.890%	2/20/2029	1,390	1,396
[2]	GM Financial Automobile Leasing Trust Series 2025-2	4.800%	4/20/2029	1,840	1,846
[2]	GM Financial Automobile Leasing Trust Series 2025-3	4.410%	8/20/2029	800	798
[2]	GM Financial Automobile Leasing Trust Series 2026-1	3.980%	1/22/2030	4,200	4,162
[2]	GM Financial Automobile Leasing Trust Series 2026-1	4.120%	1/22/2030	1,040	1,029
[2]	GM Financial Automobile Leasing Trust Series 2026-2	4.600%	5/20/2030	1,760	1,756
[2]	GM Financial Consumer Automobile Receivables Trust Series 2024-1	4.860%	6/18/2029	3,040	3,057
[2]	GM Financial Consumer Automobile Receivables Trust Series 2024-2	5.040%	9/17/2029	7,310	7,373
[2]	GM Financial Consumer Automobile Receivables Trust Series 2024-4	4.440%	4/16/2030	6,420	6,415
[2]	GM Financial Consumer Automobile Receivables Trust Series 2025-1	4.730%	8/16/2030	3,830	3,847
[2]	GM Financial Consumer Automobile Receivables Trust Series 2025-1	5.000%	8/16/2030	230	231
[2]	GM Financial Consumer Automobile Receivables Trust Series 2025-2	4.620%	5/16/2031	330	330
[2]	GM Financial Consumer Automobile Receivables Trust Series 2025-3	4.530%	9/16/2031	190	189
[2]	GM Financial Consumer Automobile Receivables Trust Series 2026-1	4.140%	6/16/2032	2,330	2,291
[2,4]	GM Financial Revolving Receivables Trust Series 2023-1	5.120%	4/11/2035	15,710	15,874
[2,4]	GM Financial Revolving Receivables Trust Series 2023-2	5.770%	8/11/2036	17,210	17,694
[2,4]	GM Financial Revolving Receivables Trust Series 2024-1	4.980%	12/11/2036	6,320	6,400
[2,4]	GM Financial Revolving Receivables Trust Series 2025-1	4.800%	12/11/2037	370	369
[2,4]	GM Financial Revolving Receivables Trust Series 2025-A	5.070%	11/12/2037	860	866
[2,4]	GMF Floorplan Owner Revolving Trust Series 2023-2	5.340%	6/15/2030	10,480	10,646
[2,4]	GMF Floorplan Owner Revolving Trust Series 2024-1A	5.130%	3/15/2029	17,420	17,517
[2,4]	GMF Floorplan Owner Revolving Trust Series 2024-2A	5.060%	3/15/2031	9,950	10,089
[2,4]	GMF Floorplan Owner Revolving Trust Series 2024-3A	4.920%	11/15/2028	2,320	2,324
[2,4]	GMF Floorplan Owner Revolving Trust Series 2024-4A	4.730%	11/15/2029	28,220	28,366
[2,4]	GMF Floorplan Owner Revolving Trust Series 2024-4A	4.980%	11/15/2029	2,450	2,461
[2,4]	GMF Floorplan Owner Revolving Trust Series 2025-1A	4.790%	3/15/2029	640	641
[2,4]	GMF Floorplan Owner Revolving Trust Series 2025-2A	4.910%	3/15/2030	1,020	1,023

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,4]	GMF Floorplan Owner Revolving Trust Series 2026-1A	4.570%	5/15/2031	19,220	19,223
[2,4]	GMF Floorplan Owner Revolving Trust Series 2026-1A	4.790%	5/15/2031	2,760	2,756
[2,4]	GMF Floorplan Owner Revolving Trust Series 2026-2A	5.010%	5/16/2033	1,030	1,031
[2,4]	Goldentree Loan Management US CLO 28 Ltd. Series 2026-28A	4.837%	10/20/2039	2,620	2,620
[2,4]	Goldentree Loan Management US CLO 9 Ltd. Series 2021-9A	4.905%	4/20/2037	3,310	3,312
[2,4]	GreatAmerica Leasing Receivables Funding LLC Series 2025-1	4.490%	4/16/2029	3,420	3,422
[2,4]	GreatAmerica Leasing Receivables Funding LLC Series 2025-2	4.290%	9/15/2032	5,710	5,657
[2,4]	GreatAmerica Leasing Receivables Funding LLC Series 2026-1	4.760%	9/16/2030	5,940	5,968
[2,4]	GreatAmerica Leasing Receivables Funding LLC Series 2026-1	4.960%	5/16/2033	4,360	4,397
[2,4]	GreenState Auto Receivables Trust Series 2024-1A	5.190%	1/16/2029	4,807	4,822
[2]	GS Mortgage Securities Trust Series 2018-GS10	4.155%	7/10/2051	250	247
[2]	GS Mortgage Securities Trust Series 2019-GC42	3.001%	9/10/2052	500	472
[2]	GS Mortgage Securities Trust Series 2020-GC47	2.377%	5/12/2053	5,925	5,426
[2]	GS Mortgage Securities Trust Series 2020-GC47	2.731%	5/12/2053	270	246
[2]	GS Mortgage Securities Trust Series 2020-GSA2	2.012%	12/12/2053	1,360	1,192
[2]	Harley-Davidson Motorcycle Trust Series 2023-B	5.780%	4/15/2031	7,010	7,099
[2]	Harley-Davidson Motorcycle Trust Series 2025-A	4.790%	2/15/2033	3,960	3,954
[2,4]	Hertz Vehicle Financing III LLC Series 2025-5A	4.620%	5/25/2030	4,640	4,591
[2,4]	Hertz Vehicle Financing III LLC Series 2025-6A	4.890%	5/25/2032	5,430	5,375
[2,4]	Hertz Vehicle Financing III LLC Series 2026-1A	5.090%	11/25/2030	7,840	7,846
[2,4]	Hertz Vehicle Financing III LLC Series 2026-2A	5.400%	11/25/2032	6,590	6,613
[2]	Honda Auto Receivables Owner Trust Series 2024-1	5.170%	5/15/2030	12,180	12,276
[2]	Honda Auto Receivables Owner Trust Series 2024-2	5.210%	7/18/2030	14,840	14,981
[2]	Honda Auto Receivables Owner Trust Series 2024-4	4.350%	12/16/2030	2,160	2,158
[2,4]	HPEFS Equipment Trust Series 2025-1A	4.510%	9/20/2032	640	639
[2,4]	HPEFS Equipment Trust Series 2025-2A	4.210%	11/22/2032	520	515
[2,4]	Hyundai Auto Lease Securitization Trust Series 2024-C	4.970%	2/15/2029	4,690	4,710
[2,4]	Hyundai Auto Lease Securitization Trust Series 2025-A	4.900%	1/16/2029	3,700	3,715
[2,4]	Hyundai Auto Lease Securitization Trust Series 2025-A	5.150%	6/15/2029	800	805
[2,4]	Hyundai Auto Lease Securitization Trust Series 2025-B	4.570%	4/16/2029	2,940	2,947
[2,4]	Hyundai Auto Lease Securitization Trust Series 2025-B	4.940%	8/15/2029	1,560	1,564
[2,4]	Hyundai Auto Lease Securitization Trust Series 2025-C	4.570%	11/15/2029	1,880	1,878
[2,4]	Hyundai Auto Lease Securitization Trust Series 2026-A	4.010%	12/17/2029	5,840	5,792
[2,4]	Hyundai Auto Lease Securitization Trust Series 2026-A	4.160%	5/15/2030	3,030	3,002
[2,4]	Hyundai Auto Lease Securitization Trust Series 2026-B	4.440%	8/15/2030	2,580	2,561
[2]	Hyundai Auto Receivables Trust Series 2023-C	5.550%	12/17/2029	6,980	7,067
[2]	Hyundai Auto Receivables Trust Series 2024-A	4.920%	1/15/2031	4,840	4,873
[2]	Hyundai Auto Receivables Trust Series 2024-C	4.440%	1/15/2031	4,970	4,965
[2]	Hyundai Auto Receivables Trust Series 2025-A	4.610%	4/15/2031	600	599
[2]	Hyundai Auto Receivables Trust Series 2025-B	4.360%	12/17/2029	76	77
[2]	Hyundai Auto Receivables Trust Series 2025-B	4.720%	7/15/2030	850	852
[2]	Hyundai Auto Receivables Trust Series 2025-C	4.130%	1/15/2032	1,140	1,122
[2]	Hyundai Auto Receivables Trust Series 2026-A	4.100%	12/15/2032	3,170	3,110
[2]	Hyundai Auto Receivables Trust Series 2026-B	4.600%	2/17/2032	10,870	10,895
[2]	Hyundai Auto Receivables Trust Series 2026-B	4.810%	2/17/2032	1,310	1,312
[2,4]	Hyundai Floorplan Master Owner Trust Series 2025-1A	4.010%	10/15/2030	11,630	11,487
[2,4]	INT Commercial Mortgage Trust Series 2025-PLAZA	5.041%	11/5/2037	640	638
[2]	John Deere Owner Trust Series 2025-B	4.340%	6/15/2032	3,480	3,460
[2]	John Deere Owner Trust Series 2026-A	4.040%	2/15/2033	10,000	9,824
[2]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3	2.870%	8/15/2049	460	458
[2,4]	Kubota Credit Owner Trust Series 2023-2A	5.230%	6/15/2028	3,450	3,471
[2,4]	Kubota Credit Owner Trust Series 2025-1A	4.870%	7/15/2030	4,460	4,480
[2,4]	Kubota Credit Owner Trust Series 2025-2A	4.570%	11/15/2030	2,310	2,313
[2,4]	LAD Auto Receivables Trust Series 2024-2A	5.460%	7/16/2029	3,540	3,561
[2,4]	LAD Auto Receivables Trust Series 2024-2A	5.500%	7/16/2029	490	495
[2,4]	LAD Auto Receivables Trust Series 2024-3A	4.600%	12/17/2029	2,190	2,195
[2,4]	LAD Auto Receivables Trust Series 2025-1A	4.790%	4/15/2030	3,910	3,920
[2,4]	LAD Auto Receivables Trust Series 2025-1A	5.050%	5/15/2030	1,330	1,339
[2,4]	LAD Auto Receivables Trust Series 2025-2A	4.250%	1/15/2030	8,850	8,832
[2,4]	LAD Auto Receivables Trust Series 2025-2A	4.360%	7/15/2030	3,950	3,929
[2,4]	LAD Auto Receivables Trust Series 2025-2A	4.530%	5/17/2032	1,480	1,471
[2,4]	LAD Auto Receivables Trust Series 2025-3A	4.170%	8/15/2031	4,630	4,553
[2,4]	LAD Auto Receivables Trust Series 2025-3A	4.400%	9/15/2031	520	512
[2,4]	LAD Auto Receivables Trust Series 2026-1A	4.050%	12/15/2031	10,500	10,315
[2,4]	LAD Auto Receivables Trust Series 2026-1A	4.220%	2/15/2033	1,320	1,293
[2,4]	LAD Auto Receivables Trust Series 2026-2A	4.450%	3/15/2032	6,200	6,163
[2,4]	LAD Auto Receivables Trust Series 2026-2A	4.690%	4/15/2033	570	567
[2,4]	LBTY Commercial Mortgage Trust Series 2026-225L	4.746%	2/10/2043	1,950	1,916
[2,4,5]	Lighthouse Park CLO Ltd. Series 2025-1A, TSFR3M + 1.110%	4.777%	10/24/2037	1,630	1,630
[2,4]	M&T Bank Auto Receivables Trust Series 2024-1A	5.150%	2/17/2032	5,010	5,063

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,4]	M&T Bank Auto Receivables Trust Series 2024-1A	5.220%	2/17/2032	4,575	4,604
[2,4]	M&T Bank Auto Receivables Trust Series 2025-1A	4.730%	6/17/2030	6,150	6,168
[2,4]	M&T Bank Auto Receivables Trust Series 2025-1A	4.890%	7/15/2032	3,570	3,593
[2,4]	M&T Bank Auto Receivables Trust Series 2026-1A	4.790%	10/17/2033	5,980	5,995
[2,4]	M&T Bank RV Trust Series 2026-1A	4.350%	1/15/2046	8,731	8,603
[2,4]	M&T Equipment 2025-LEAF1 Notes Series 2025-1A	4.780%	9/17/2029	5,200	5,215
[2,4]	M&T Equipment 2025-LEAF1 Notes Series 2025-1A	4.910%	3/16/2032	1,970	1,974
[2,4,5]	Magnetite XXXI Ltd. Series 2021-31A, TSFR3M + 1.000%	4.673%	7/15/2034	2,630	2,629
[2]	Mercedes-Benz Auto Lease Trust Series 2025-A	4.610%	4/16/2029	53	53
[2,4]	MMAF Equipment Finance LLC Series 2020-A	0.970%	4/9/2027	383	382
[2,4]	MMAF Equipment Finance LLC Series 2024-A	4.950%	7/14/2031	4,140	4,168
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34	3.536%	11/15/2052	460	453
[2]	Morgan Stanley Capital I Series 2017-HR2	3.509%	12/15/2050	51	50
[2]	Morgan Stanley Capital I Trust Series 2018-L1	4.407%	10/15/2051	350	347
[2]	Morgan Stanley Capital I Trust Series 2018-L1	4.637%	10/15/2051	1,682	1,655
[2]	Morgan Stanley Capital I Trust Series 2019-L3	3.127%	11/15/2052	1,070	1,012
[2,4]	Navient Education Loan Trust Series 2025-A	5.020%	7/15/2055	6,054	6,063
[2,4]	Navient Education Loan Trust Series 2026-A	4.860%	9/15/2056	3,368	3,350
[2,4]	Navient Refinance Loan Trust Series 2025-C	4.800%	10/15/2055	4,637	4,613
[2,4]	Navient Refinance Loan Trust Series 2026-A	4.500%	1/18/2056	4,738	4,671
[2,4]	Navient Refinance Loan Trust Series 2026-B	5.070%	6/15/2056	9,190	9,188
[2,4,5]	Navient Student Loan Trust Series 2023-BA, SOFR30A + 1.700%	5.293%	3/15/2072	829	833
[2,4]	Nelnet Student Loan Trust Series 2025-DA	4.650%	8/20/2054	4,342	4,267
[2,4,5]	Nelnet Student Loan Trust Series 2026-A, SOFR30A + 1.300%	4.909%	2/21/2061	12,078	12,078
[2,4]	NextGear Floorplan Master Owner Trust Series 2025-1A	4.550%	2/15/2030	15,490	15,486
[2,4]	NextGear Floorplan Master Owner Trust Series 2025-2A	4.230%	10/15/2030	15,770	15,624
[2,4]	NextGear Floorplan Master Owner Trust Series 2026-1A	4.070%	2/15/2031	19,900	19,624
[2]	Nissan Auto Lease Trust Series 2025-A	4.800%	2/15/2029	5,130	5,149
[2]	Nissan Auto Lease Trust Series 2025-A	5.030%	2/15/2029	660	662
[2]	Nissan Auto Lease Trust Series 2025-B	4.560%	7/16/2029	1,480	1,471
[2]	Nissan Auto Lease Trust Series 2026-A	3.940%	2/15/2030	6,900	6,826
[2]	Nissan Auto Lease Trust Series 2026-A	4.140%	2/15/2030	4,880	4,820
[2]	Nissan Auto Receivables Owner Trust Series 2024-A	5.180%	4/15/2031	12,840	12,991
[2]	Nissan Auto Receivables Owner Trust Series 2024-B	4.350%	9/15/2031	2,240	2,237
[2]	Nissan Auto Receivables Owner Trust Series 2025-A	4.790%	10/15/2031	600	601
[2]	Nissan Auto Receivables Owner Trust Series 2026-A	4.640%	3/15/2032	15,850	15,921
[2]	Nissan Auto Receivables Owner Trust Series 2026-A	4.870%	3/15/2032	1,310	1,314
[2,4]	NYC Commercial Mortgage Trust Series 2025-28L	4.824%	11/5/2038	500	496
[2,4]	NYC Trust Series 2026-9W57	5.053%	6/6/2040	2,420	2,409
[2,4,5]	OCP Aegis CLO Ltd. Series 2024-39A, TSFR3M + 1.090%	4.770%	4/16/2038	1,320	1,319
[2,4,5]	OCP CLO Ltd. Series 2023-30A, TSFR3M + 1.210%	4.883%	1/24/2039	2,010	2,012
[2,4,5]	Octagon 57 Ltd. Series 2021-1A, TSFR3M + 1.070%	4.743%	10/15/2034	1,640	1,640
[2,4]	OneMain Financial Issuance Trust Series 2025-1A	4.820%	7/14/2038	26,800	26,796
[2,4]	OneMain Financial Issuance Trust Series 2025-1A	5.050%	7/14/2038	1,310	1,305
[2,4]	OneMain Financial Issuance Trust Series 2026-1A	4.980%	7/14/2039	11,710	11,754
[2,4]	OneMain Financial Issuance Trust Series 2026-1A	5.200%	7/14/2039	530	531
[2,4,6,7]	Palmer Square CLO Ltd. Series 2026-2A	1.000%	7/20/2039	3,460	3,460
[2,4]	PenFed Auto Receivables Owner Trust Series 2025-A	4.030%	7/15/2030	3,950	3,925
[2,4]	PenFed Auto Receivables Owner Trust Series 2025-A	4.190%	5/15/2031	2,050	2,028
[2,4]	PenFed Auto Receivables Owner Trust Series 2025-A	4.370%	7/15/2031	270	266
[2,4]	PenFed Auto Receivables Owner Trust Series 2026-A	4.750%	6/15/2032	2,760	2,768
[2,4]	PenFed Auto Receivables Owner Trust Series 2026-A	5.020%	7/15/2032	200	200
[2,4]	PFS Financing Corp. Series 2024-B	4.950%	2/15/2029	20,760	20,834
[2,4]	PFS Financing Corp. Series 2024-D	5.340%	4/15/2029	10,280	10,359
[2,4]	PFS Financing Corp. Series 2025-B	4.850%	2/15/2030	11,820	11,879
[2,4]	PFS Financing Corp. Series 2025-D	4.470%	5/15/2030	5,790	5,780
[2,4]	PFS Financing Corp. Series 2025-F	4.400%	8/15/2030	11,740	11,705
[2,4]	Porsche Financial Auto Securitization Trust Series 2024-1A	4.490%	12/22/2032	3,580	3,585
[2,4]	Porsche Innovative Lease Owner Trust Series 2025-1A	4.690%	11/20/2030	3,030	3,042
[2,4]	Progress Residential Trust Series 2022-SFR3	3.200%	4/17/2039	3,852	3,800
[2,4]	Progress Residential Trust Series 2022-SFR5	4.451%	6/17/2039	3,674	3,654
[2,4]	Progress Residential Trust Series 2024-SFR1	3.350%	2/17/2041	5,020	4,825
[2,4]	Progress Residential Trust Series 2024-SFR2	3.300%	4/17/2041	4,375	4,186
[2,4]	Progress Residential Trust Series 2024-SFR3	3.000%	6/17/2041	7,042	6,682
[2,4]	Progress Residential Trust Series 2024-SFR4	3.100%	7/17/2041	10,537	9,998
[2,4]	Progress Residential Trust Series 2024-SFR5	3.000%	8/17/2041	9,850	9,314
[2,4]	Progress Residential Trust Series 2025-SFR1	3.400%	2/17/2042	5,383	5,106
[2,4]	Progress Residential Trust Series 2025-SFR1	3.650%	2/17/2042	570	538
[2,4]	Progress Residential Trust Series 2025-SFR2	3.305%	4/17/2042	2,532	2,385
[2,4]	Progress Residential Trust Series 2025-SFR3	3.390%	7/17/2042	8,400	7,913

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,4]	Progress Residential Trust Series 2025-SFR3	3.390%	7/17/2042	1,310	1,218
[2,4]	Progress Residential Trust Series 2025-SFR6	4.000%	12/17/2042	1,950	1,871
[2,4]	Progress Residential Trust Series 2025-SFR6	4.000%	12/17/2042	3,580	3,370
[2,4]	Progress Residential Trust Series 2026-SFR2	4.240%	5/17/2043	7,970	7,690
[2,4]	Progress Residential Trust Series 2026-SFR2	4.320%	5/17/2043	1,590	1,517
[2,4]	Progress Residential Trust Series 2026-SFR3	4.000%	7/17/2043	5,340	5,088
[2,4]	Progress Residential Trust Series 2026-SFR3	4.200%	7/17/2043	570	539
[2,4,7]	QTS Issuer ABS II LLC Series 2026-6A	5.340%	7/5/2056	4,530	4,532
[2,4]	RCKT Trust Series 2025-1A	4.990%	7/25/2034	310	310
[2,4]	RCKTL Trust Series 2025-2A	4.600%	11/27/2034	400	398
[2,4]	RKTL Trust Series 2026-1A	4.330%	2/26/2035	740	733
[2,4]	RKTL Trust Series 2026-2A	4.850%	5/25/2035	1,460	1,458
[2,4]	Rowe CLO Ltd. Series 2026-1A	4.911%	4/20/2039	3,140	3,142
[2,4,5]	RR 41 Ltd. Series 2025-41A, TSFR3M + 1.250%	4.923%	10/15/2040	1,290	1,292
[2,4]	RR 44 Ltd. Series 2026-44A	4.842%	4/15/2041	2,700	2,700
[2,4]	Santander Bank Auto Credit-Linked Notes Series 2024-A	5.622%	6/15/2032	480	484
[2,4]	Santander Bank Auto Credit-Linked Notes Series 2024-B	4.911%	1/18/2033	359	361
[2,4]	Santander Bank Auto Credit-Linked Notes Series 2024-B	4.965%	1/18/2033	183	184
[2,4]	Santander Bank Auto Credit-Linked Notes Series 2026-A	4.806%	7/17/2034	1,320	1,318
[2]	Santander Drive Auto Receivables Trust Series 2024-1	5.230%	12/15/2028	159	159
[2]	Santander Drive Auto Receivables Trust Series 2024-3	5.550%	9/17/2029	2,270	2,281
[2]	Santander Drive Auto Receivables Trust Series 2025-1	4.880%	3/17/2031	8,800	8,823
[2]	Santander Drive Auto Receivables Trust Series 2025-2	4.870%	5/15/2031	5,110	5,135
[2]	Santander Drive Auto Receivables Trust Series 2025-3	4.490%	9/15/2031	3,170	3,169
[2]	Santander Drive Auto Receivables Trust Series 2025-4	4.270%	1/15/2032	1,420	1,411
[2]	Santander Drive Auto Receivables Trust Series 2026-1	4.070%	4/15/2032	4,390	4,337
[2,4]	SBNA Auto Lease Trust Series 2025-A	4.870%	7/20/2029	2,560	2,568
[2,4]	SCCU Auto Receivables Trust Series 2023-1A	5.700%	8/15/2029	1,870	1,887
[2,4]	SCCU Auto Receivables Trust Series 2024-1A	5.160%	5/15/2030	2,200	2,214
[2,4]	SCCU Auto Receivables Trust Series 2025-1A	4.570%	1/15/2031	6,600	6,599
[2,4]	SCCU Auto Receivables Trust Series 2025-1A	4.680%	9/15/2031	1,240	1,238
[2,4]	SCCU Auto Receivables Trust Series 2026-1A	4.360%	8/15/2031	3,820	3,791
[2,4]	SCCU Auto Receivables Trust Series 2026-1A	4.580%	5/17/2032	6,860	6,786
[2,4]	SFS Auto Receivables Securitization Trust Series 2024-1A	4.940%	1/21/2031	3,040	3,059
[2,4]	SFS Auto Receivables Securitization Trust Series 2024-2A	5.260%	8/20/2030	2,660	2,690
[2,4]	SFS Auto Receivables Securitization Trust Series 2024-3A	4.600%	11/20/2031	5,780	5,790
[2,4]	SFS Auto Receivables Securitization Trust Series 2025-1A	4.750%	7/22/2030	4,310	4,326
[2,4]	SFS Auto Receivables Securitization Trust Series 2025-1A	4.830%	12/20/2030	3,110	3,127
[2,4]	SFS Auto Receivables Securitization Trust Series 2025-1A	5.110%	2/20/2031	290	293
[2,4]	SFS Auto Receivables Securitization Trust Series 2025-2A	4.580%	5/20/2031	10,370	10,374
[2,4]	SFS Auto Receivables Securitization Trust Series 2025-2A	4.850%	7/21/2031	550	552
[2,4]	SFS Auto Receivables Securitization Trust Series 2025-3A	4.210%	9/22/2031	14,220	14,082
[2,4]	SFS Auto Receivables Securitization Trust Series 2025-3A	4.440%	11/20/2031	1,850	1,838
[2,4]	SFS Auto Receivables Securitization Trust Series 2026-1A	3.960%	7/21/2031	13,860	13,681
[2,4]	SFS Auto Receivables Securitization Trust Series 2026-1A	4.070%	1/20/2032	9,000	8,850
[2,4]	SFS Auto Receivables Securitization Trust Series 2026-1A	4.270%	6/21/2032	4,610	4,526
[2,4]	SFS Auto Receivables Securitization Trust Series 2026-2A	4.690%	5/20/2033	5,900	5,927
[2,4]	SFS Auto Receivables Securitization Trust Series 2026-2A	4.890%	5/20/2033	750	750
[2,4]	SMB Private Education Loan Trust Series 2018-B	3.600%	1/15/2037	75	74
[2,4]	SMB Private Education Loan Trust Series 2018-C	3.630%	11/15/2035	176	176
[2,4]	SMB Private Education Loan Trust Series 2026-A	4.680%	12/15/2053	6,811	6,672
[2,4]	SoFi Consumer Loan Program Series 2026-3	4.850%	6/25/2035	610	611
[2,4]	SoFi Consumer Loan Program Trust Series 2025-4	4.600%	8/25/2035	1,540	1,533
[2,4]	SoFi Consumer Loan Program Trust Series 2026-1	4.440%	12/26/2035	1,250	1,238
[2,4]	SoFi Consumer Loan Program Trust Series 2026-2	4.800%	3/25/2036	1,470	1,462
[2,4]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA	4.470%	7/20/2028	12,760	12,769
[2,4]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA	4.500%	3/20/2029	3,540	3,539
[2,4]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA	4.740%	4/20/2029	880	880
[2,4]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-BA	4.290%	6/20/2029	4,230	4,216
[2,4]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-BA	4.470%	7/20/2029	780	778
[2,4]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2026-AA	4.410%	4/22/2030	9,420	9,374
[2,4]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2026-AA	4.610%	4/22/2030	1,900	1,890
[2,4,7]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2026-BA	4.560%	7/20/2030	3,030	3,031
[2,4,7]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2026-BA	4.750%	7/20/2030	810	810
[2]	Synchrony Card Funding LLC Series 2024-A2	4.930%	7/15/2030	32,230	32,428
[2]	Synchrony Card Funding LLC Series 2025-A2	4.490%	5/15/2031	22,300	22,303
[2]	Synchrony Card Issuance Trust Series 2025-A1	4.780%	2/15/2031	5,710	5,738
[2]	Synchrony Card Issuance Trust Series 2025-A3	4.060%	11/15/2031	23,980	23,736
[2,4]	Tesla Electric Vehicle Trust Series 2023-1	5.380%	6/20/2028	19	20
[2,4]	Tesla Electric Vehicle Trust Series 2023-1	5.380%	2/20/2029	4,120	4,153

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,4]	Tesla Lease Electric Vehicle Securitization LLC Series 2025-A	4.270%	11/20/2028	11,760	11,718
[2,4]	Tesla Lease Electric Vehicle Securitization LLC Series 2025-A	4.370%	5/21/2029	2,940	2,934
[2,4]	Tesla Lease Electric Vehicle Securitization LLC Series 2025-A	4.790%	6/20/2029	1,200	1,199
[2,4]	Tesla Sustainable Energy Business Trust Series 2026-1A	5.310%	5/20/2052	5,550	5,563
[2,4]	T-Mobile US Trust Series 2025-1A	4.740%	11/20/2029	11,540	11,582
[2,4]	T-Mobile US Trust Series 2025-2A	4.340%	4/22/2030	13,201	13,202
[2,4]	Toyota Auto Loan Extended Note Trust Series 2023-1A	4.930%	6/25/2036	5,940	5,988
[2,4]	Toyota Auto Loan Extended Note Trust Series 2024-1A	5.160%	11/25/2036	2,610	2,655
[2,4]	Toyota Auto Loan Extended Note Trust Series 2025-1A	4.650%	5/25/2038	33,770	33,870
[2,4]	Toyota Auto Loan Extended Note Trust Series 2026-1A	4.580%	4/25/2039	31,450	31,415
[2]	Toyota Auto Receivables Owner Trust Series 2023-B	4.660%	9/15/2028	17,330	17,379
[2]	Toyota Auto Receivables Owner Trust Series 2023-C	5.010%	2/15/2029	3,120	3,140
[2]	Toyota Auto Receivables Owner Trust Series 2024-A	4.770%	4/16/2029	2,910	2,936
[2]	Toyota Auto Receivables Owner Trust Series 2024-B	5.280%	7/16/2029	3,910	3,956
[2]	Toyota Auto Receivables Owner Trust Series 2024-D	4.430%	4/15/2030	2,190	2,189
[2]	Toyota Auto Receivables Owner Trust Series 2026-A	3.970%	7/15/2031	20,000	19,702
[2,4]	Toyota Lease Owner Trust Series 2025-A	4.810%	6/20/2029	5,020	5,040
[2,4]	Trafigura Securitisation Finance plc Series 2024-1A	5.980%	11/15/2027	12,150	12,178
[2,4]	Trafigura Securitisation Finance plc Series 2026-1A	5.120%	12/15/2029	11,200	11,182
[2,4]	Tricon Residential Trust Series 2024-SFR4	4.300%	11/17/2041	5,603	5,472
[2,4]	Trinity Rail Leasing LLC Series 2025-1A	5.090%	10/19/2055	3,454	3,429
[2]	UBS Commercial Mortgage Trust Series 2017-C7	3.679%	12/15/2050	1,685	1,659
[2,4]	USAA Auto Owner Trust Series 2024-A	4.970%	12/17/2029	1,910	1,922
[2,4]	USAA Auto Owner Trust Series 2025-A	4.010%	11/15/2030	3,690	3,651
[2,4]	Verizon Master Trust Series 2023-6	4.860%	9/22/2031	3,950	3,960
[2,4]	Verizon Master Trust Series 2024-2	4.830%	12/22/2031	24,290	24,499
[2]	Verizon Master Trust Series 2024-3	5.540%	4/22/2030	1,350	1,361
[2,4]	Verizon Master Trust Series 2024-5	5.000%	6/21/2032	7,520	7,617
[2]	Verizon Master Trust Series 2024-8	4.620%	11/20/2030	70	70
[2]	Verizon Master Trust Series 2024-8	4.820%	11/20/2030	7,600	7,621
[2,4]	Verizon Master Trust Series 2025-2	4.940%	1/20/2033	31,560	31,948
[2]	Verizon Master Trust Series 2025-3	4.770%	3/20/2030	3,120	3,125
[2,4]	Verizon Master Trust Series 2025-4	4.760%	3/21/2033	4,600	4,637
[2,4]	Verizon Master Trust Series 2025-4	5.020%	3/21/2033	1,810	1,819
[2]	Verizon Master Trust Series 2026-2	4.710%	6/21/2032	1,780	1,782
[2]	Volkswagen Auto Loan Enhanced Trust Series 2024-1	4.630%	7/20/2029	36,690	36,810
[2]	Volkswagen Auto Loan Enhanced Trust Series 2024-1	4.670%	6/20/2031	2,380	2,388
[2,4]	Volkswagen Credit Auto Master Trust Series 2026-1A	4.710%	5/20/2031	21,760	21,840
[2,4]	Volvo Financial Equipment LLC Series 2025-1A	4.460%	5/15/2029	6,340	6,343
[2,4]	Volvo Financial Equipment LLC Series 2025-2A	4.060%	6/15/2033	4,100	4,041
[2,4]	Volvo Financial Equipment LLC Series 2026-1A	4.040%	1/17/2033	2,520	2,493
[2,4,5]	Voya CLO Ltd. Series 2022-3A, TSFR3M + 1.130%	4.805%	10/20/2036	1,200	1,200
[2,4,6]	Voya CLO Ltd. Series 2026-2A	4.951%	7/15/2039	4,340	4,340
[2,4,5]	Wellington Management CLO 1 Ltd. Series 2023-1A, TSFR3M + 1.230%	4.905%	10/20/2038	860	861
[2]	Wells Fargo Commercial Mortgage Trust Series 2017-C38	3.453%	7/15/2050	520	513
[2]	Wells Fargo Commercial Mortgage Trust Series 2017-C39	3.157%	9/15/2050	182	179
[2]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.317%	10/15/2050	570	563
[2]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.581%	10/15/2050	1,685	1,662
[2]	Wells Fargo Commercial Mortgage Trust Series 2017-C41	3.472%	11/15/2050	1,430	1,405
[2]	Wells Fargo Commercial Mortgage Trust Series 2018-C45	4.184%	6/15/2051	870	859
[2]	Wells Fargo Commercial Mortgage Trust Series 2018-C46	4.152%	8/15/2051	1,595	1,574
[2]	Wells Fargo Commercial Mortgage Trust Series 2018-C47	4.442%	9/15/2061	850	842
[2]	Wells Fargo Commercial Mortgage Trust Series 2018-C48	4.245%	1/15/2052	121	120
[2]	Wells Fargo Commercial Mortgage Trust Series 2018-C48	4.302%	1/15/2052	250	247
[2]	Wells Fargo Commercial Mortgage Trust Series 2020-C58	1.849%	7/15/2053	1,231	1,172
[2,4]	Wells Fargo Commercial Mortgage Trust Series 2026-1250B	4.833%	3/10/2041	1,210	1,194
[2,4]	Westlake Automobile Receivables Trust Series 2025-2A	4.510%	5/15/2029	4,030	4,034
[2,4]	Westlake Automobile Receivables Trust Series 2025-2A	4.630%	1/15/2031	1,100	1,101
[2,4]	Westlake Automobile Receivables Trust Series 2025-3A	4.280%	7/15/2031	2,520	2,512
[2,4]	Westlake Automobile Receivables Trust Series 2026-1A	4.200%	5/15/2031	4,120	4,090
[2,4]	Westlake Automobile Receivables Trust Series 2026-2A	4.530%	3/15/2032	2,350	2,341
[2,4]	Westlake Automobile Receivables Trust Series 2026-P1	4.010%	3/17/2031	5,680	5,609
[2,4]	Westlake Automobile Receivables Trust Series 2026-P1	4.280%	4/15/2031	1,160	1,147
[2,4]	Wheels Fleet Lease Funding LLC Series 2026-1A	4.390%	4/18/2039	7,360	7,311
[2]	World Omni Auto Receivables Trust Series 2023-B	4.680%	5/15/2029	5,610	5,620
[2]	World Omni Auto Receivables Trust Series 2023-C	5.030%	11/15/2029	3,060	3,077
[2]	World Omni Auto Receivables Trust Series 2023-D	5.850%	8/15/2029	6,230	6,330
[2]	World Omni Auto Receivables Trust Series 2024-A	4.840%	10/15/2029	7,390	7,432
[2]	World Omni Auto Receivables Trust Series 2024-B	5.230%	7/15/2030	8,920	9,019
[2]	World Omni Auto Receivables Trust Series 2025-A	4.860%	11/15/2030	6,720	6,757

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	World Omni Auto Receivables Trust Series 2025-A	5.080%	11/15/2030	720	727
[2]	World Omni Auto Receivables Trust Series 2025-B	4.530%	8/15/2031	4,760	4,768
[2]	World Omni Auto Receivables Trust Series 2025-C	4.420%	11/17/2031	1,500	1,490
[2]	World Omni Auto Receivables Trust Series 2026-A	4.160%	3/15/2032	3,320	3,271
[2]	World Omni Auto Receivables Trust Series 2026-B	4.610%	8/16/2032	1,350	1,346
[2]	World Omni Automobile Lease Securitization Trust Series 2024-A	5.620%	9/17/2029	190	191
[2]	World Omni Automobile Lease Securitization Trust Series 2025-A	4.490%	5/15/2030	3,530	3,535
[2]	World Omni Select Auto Trust Series 2025-A	4.080%	8/15/2031	7,180	7,133
[2,4]	Yamaha Motor Master Trust II Series 2026-A	4.430%	4/15/2031	9,770	9,707
[2,4]	Yamaha Motor Master Trust II Series 2026-A	4.640%	4/15/2031	880	874
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $2,994,753)					2,996,798
Corporate Bonds (30.7%)
Communications (0.5%)
	Airbnb Inc.	4.400%	3/16/2029	2,000	1,988
	Meta Platforms Inc.	4.200%	11/15/2030	7,467	7,349
[4]	NTT Finance Corp.	4.567%	7/16/2027	1,397	1,398
[4]	Orange SA	4.000%	1/13/2029	13,000	12,831
	Take-Two Interactive Software Inc.	4.950%	3/28/2028	10,000	10,047
					33,613
Consumer Discretionary (1.7%)
	Amazon.com Inc.	4.000%	3/13/2029	11,550	11,426
	American Honda Finance Corp.	4.550%	7/9/2027	13,430	13,455
[2]	American Honda Finance Corp.	4.450%	10/22/2027	3,125	3,121
[2]	American Honda Finance Corp.	4.550%	4/10/2028	3,000	2,995
	American Honda Finance Corp.	4.150%	1/8/2029	9,905	9,782
	American Honda Finance Corp.	4.450%	1/8/2031	5,000	4,898
	AutoZone Inc.	4.500%	2/1/2028	15,000	14,986
	eBay Inc.	4.250%	3/6/2029	3,210	3,172
	General Motors Co.	4.200%	10/1/2027	1,590	1,583
	General Motors Co.	6.800%	10/1/2027	795	814
	General Motors Financial Co. Inc.	2.700%	8/20/2027	530	519
	General Motors Financial Co. Inc.	4.750%	4/6/2029	5,000	4,997
	Lowe's Cos. Inc.	1.700%	9/15/2028	10,000	9,411
	Lowe's Cos. Inc.	4.000%	10/15/2028	525	519
	Marriott International Inc.	5.000%	10/15/2027	2,090	2,104
[4]	Stellantis Finance US Inc.	5.350%	3/17/2028	4,000	4,011
[4]	Stellantis Finance US Inc.	5.750%	3/18/2030	10,000	9,993
[4]	Stellantis Financial Services US Corp.	4.950%	9/15/2028	2,700	2,679
[2]	Toyota Motor Credit Corp.	4.200%	1/10/2031	10,095	9,913
[4]	Volkswagen Group of America Finance LLC	4.450%	9/11/2027	1,530	1,526
					111,904
Consumer Staples (1.6%)
	Altria Group Inc.	4.875%	2/4/2028	5,475	5,501
	Altria Group Inc.	4.800%	2/14/2029	3,425	3,437
	BAT Capital Corp.	3.557%	8/15/2027	13,760	13,626
	BAT Capital Corp.	2.259%	3/25/2028	1,160	1,116
	Haleon US Capital LLC	3.375%	3/24/2029	12,000	11,623
[4]	Imperial Brands Finance plc	4.500%	6/30/2028	4,200	4,188
[4]	Mars Inc.	4.600%	3/1/2028	38,343	38,417
	McCormick & Co. Inc.	4.150%	2/15/2029	1,895	1,874
	Philip Morris International Inc.	3.875%	10/27/2028	2,260	2,230
	Philip Morris International Inc.	4.125%	4/27/2029	8,790	8,696
	Sysco Corp.	2.400%	2/15/2030	5,000	4,602
	Tyson Foods Inc.	3.550%	6/2/2027	7,910	7,846
	Tyson Foods Inc.	4.350%	3/1/2029	5,000	4,960
					108,116
Energy (1.4%)
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/2027	14,145	14,180
	Enbridge Inc.	6.000%	11/15/2028	3,000	3,090
	Enbridge Inc.	5.300%	4/5/2029	10,000	10,163
	Energy Transfer LP	4.000%	10/1/2027	755	750
	Energy Transfer LP	4.950%	5/15/2028	8,000	8,044
	Energy Transfer LP	5.200%	4/1/2030	2,750	2,792
[2]	Galaxy Pipeline Assets Bidco Ltd.	1.750%	9/30/2027	5,085	4,970
[2]	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/2034	1,190	1,062
	ONEOK Inc.	4.000%	7/13/2027	5,000	4,974
	ONEOK Inc.	4.250%	9/24/2027	850	847

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	ONEOK Inc.	5.650%	11/1/2028	5,060	5,165
[2]	Petronas Capital Ltd.	4.950%	1/3/2031	12,650	12,808
[2]	Petronas Energy Canada Ltd.	2.112%	3/23/2028	2,386	2,291
[2]	SA Global Sukuk Ltd.	4.250%	10/2/2029	2,780	2,725
[2]	SA Global Sukuk Ltd.	4.125%	9/17/2030	6,160	5,965
	Targa Resources Corp.	6.150%	3/1/2029	5,000	5,178
	Williams Cos. Inc.	3.750%	6/15/2027	1,235	1,227
	Williams Cos. Inc.	5.300%	8/15/2028	10,120	10,263
					96,494
Financials (18.6%)
	AerCap Ireland Capital DAC	4.625%	10/15/2027	1,450	1,451
	AerCap Ireland Capital DAC	4.875%	4/1/2028	2,400	2,410
	AerCap Ireland Capital DAC	4.125%	2/28/2029	7,730	7,623
	American Express Co.	5.389%	7/28/2027	15,850	15,862
	American Express Co.	5.098%	2/16/2028	33,472	33,604
	American Express Co.	5.043%	7/26/2028	4,133	4,157
	American Express Co.	4.444%	5/3/2030	20,000	19,878
	Arthur J Gallagher & Co.	4.600%	12/15/2027	1,824	1,827
[4]	Athene Global Funding	4.950%	1/7/2027	10,640	10,655
	Banco Santander SA	6.527%	11/7/2027	10,000	10,072
[2]	Bank of America Corp.	2.551%	2/4/2028	95	94
[2]	Bank of America Corp.	4.948%	7/22/2028	133	134
[2]	Bank of America Corp.	3.419%	12/20/2028	10,500	10,323
	Bank of America Corp.	4.623%	5/9/2029	13,290	13,285
[2]	Bank of America Corp.	4.271%	7/23/2029	81	81
	Bank of Montreal	5.370%	6/4/2027	15,071	15,204
	Bank of Montreal	5.004%	1/27/2029	25,000	25,158
[2]	Bank of Montreal	4.338%	3/19/2030	58	57
	Bank of New York Mellon Corp.	4.441%	6/9/2028	7,048	7,050
	Bank of New York Mellon Corp.	4.890%	7/21/2028	20,000	20,091
[2]	Bank of Nova Scotia	5.400%	6/4/2027	60	60
	Bank of Nova Scotia	4.404%	9/8/2028	87	87
	Bank of Nova Scotia	4.247%	2/2/2030	65	64
[4]	Banque Federative du Credit Mutuel SA	4.541%	1/15/2031	21,320	20,965
	Barclays plc	5.086%	2/25/2029	3,879	3,900
	Barclays plc	5.367%	2/25/2031	4,034	4,091
[4]	BNP Paribas SA	4.792%	5/9/2029	4,015	4,018
	Brookfield Finance Inc.	3.900%	1/25/2028	3,000	2,966
	Canadian Imperial Bank of Commerce	5.237%	6/28/2027	4,065	4,102
	Canadian Imperial Bank of Commerce	4.508%	9/11/2027	5,250	5,249
	Canadian Imperial Bank of Commerce	4.862%	1/13/2028	15,220	15,255
	Canadian Imperial Bank of Commerce	4.243%	9/8/2028	6,818	6,796
	Canadian Imperial Bank of Commerce	4.283%	1/29/2030	8,000	7,914
	Charles Schwab Corp.	4.603%	7/27/2029	10,000	9,989
[2]	Citigroup Inc.	3.070%	2/24/2028	77	77
	Citigroup Inc.	4.643%	5/7/2028	25,000	25,015
	Citigroup Inc.	5.174%	2/13/2030	10,000	10,106
[2,5,8]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 0.750%	5.204%	8/17/2026	10,000	6,927
[4]	Corebridge Global Funding	4.650%	8/20/2027	26	26
[4]	Corebridge Global Funding	4.900%	1/7/2028	13,636	13,694
[4]	Corebridge Global Funding	4.850%	6/6/2030	81	81
[4]	Credit Agricole SA	4.631%	9/11/2028	1,780	1,779
[4]	Danske Bank A/S	5.427%	3/1/2028	16,560	16,664
[4]	Danske Bank A/S	4.662%	3/27/2029	12,300	12,297
[4]	Depository Trust Co.	4.300%	3/27/2029	4,285	4,260
	Deutsche Bank AG	4.950%	8/4/2031	4,397	4,382
[4]	Equitable America Global Funding	4.650%	6/9/2028	31	31
[4]	Equitable America Global Funding	4.950%	6/9/2030	43	43
[4]	Equitable Financial Life Global Funding	5.000%	3/27/2030	37	37
	Goldman Sachs Group Inc.	2.640%	2/24/2028	73	72
	Goldman Sachs Group Inc.	4.937%	4/23/2028	81	81
	Goldman Sachs Group Inc.	4.482%	8/23/2028	76	75
	Goldman Sachs Group Inc.	4.148%	1/21/2029	17,860	17,709
	Goldman Sachs Group Inc.	4.153%	10/21/2029	10,000	9,859
	Goldman Sachs Group Inc.	4.594%	4/20/2030	20,000	19,891
	HSBC Holdings plc	5.130%	11/19/2028	5,000	5,033
	HSBC Holdings plc	4.899%	3/3/2029	4,925	4,943
	HSBC Holdings plc	4.711%	5/12/2030	14,915	14,851
	HSBC Holdings plc	5.286%	11/19/2030	6,242	6,320

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	HSBC Holdings plc	4.619%	11/6/2031	6,099	6,013
	HSBC USA Inc.	4.650%	6/3/2028	3,593	3,604
	Huntington Bancshares Inc.	4.443%	8/4/2028	43	43
[2]	Huntington National Bank	4.871%	4/12/2028	2,854	2,860
	Intercontinental Exchange Inc.	4.000%	9/15/2027	5,081	5,057
[4]	Intesa Sanpaolo SpA	5.000%	6/29/2030	7,645	7,660
	JPMorgan Chase & Co.	6.070%	10/22/2027	21,660	21,766
	JPMorgan Chase & Co.	5.040%	1/23/2028	11,000	11,035
	JPMorgan Chase & Co.	2.947%	2/24/2028	77	77
	JPMorgan Chase & Co.	5.571%	4/22/2028	20,050	20,220
[2]	JPMorgan Chase & Co.	2.182%	6/1/2028	322	315
	JPMorgan Chase & Co.	4.979%	7/22/2028	6,416	6,444
	JPMorgan Chase & Co.	4.851%	7/25/2028	11,803	11,839
	JPMorgan Chase & Co.	4.505%	10/22/2028	17,050	17,047
	JPMorgan Chase & Co.	4.915%	1/24/2029	21,500	21,606
	JPMorgan Chase & Co.	4.408%	4/23/2030	20,570	20,396
	JPMorgan Chase & Co.	4.255%	10/22/2031	78	76
	JPMorgan Chase & Co.	4.347%	1/22/2032	11,665	11,426
[4]	Kodit Global Co. Ltd.	4.591%	5/28/2029	11,818	11,809
[4]	Lincoln Financial Global Funding	4.200%	1/12/2029	4,250	4,188
	Lloyds Banking Group plc	4.241%	2/10/2030	9,400	9,279
	Manufacturers & Traders Trust Co.	4.700%	1/27/2028	8,003	8,025
	Manufacturers & Traders Trust Co.	4.762%	7/6/2028	4,026	4,033
[2]	Manufacturers & Traders Trust Co.	4.548%	4/18/2030	11,215	11,135
	Marsh & McLennan Cos. Inc.	4.550%	11/8/2027	3,110	3,116
	Mitsubishi UFJ Financial Group Inc.	4.080%	4/19/2028	5,000	4,981
	Morgan Stanley	2.475%	1/21/2028	5,000	4,945
[2]	Morgan Stanley	3.591%	7/22/2028	10,000	9,890
[2]	Morgan Stanley	4.994%	4/12/2029	49	50
[2]	Morgan Stanley	4.133%	10/18/2029	30,000	29,588
	Morgan Stanley	4.238%	1/9/2030	12,940	12,769
	Morgan Stanley	5.173%	1/16/2030	76	77
	Morgan Stanley	4.555%	4/10/2030	3,305	3,284
	Morgan Stanley	5.042%	7/19/2030	71	71
	Morgan Stanley	5.230%	1/15/2031	6,522	6,596
	Morgan Stanley	4.493%	1/16/2032	11,765	11,536
[2]	Morgan Stanley Bank NA	4.952%	1/14/2028	11,860	11,889
[2]	Morgan Stanley Bank NA	4.968%	7/14/2028	12,488	12,543
[2]	Morgan Stanley Bank NA	5.016%	1/12/2029	19,800	19,925
[2]	Morgan Stanley Bank NA	4.788%	5/10/2030	6,640	6,645
[2]	Morgan Stanley Private Bank NA	4.466%	7/6/2028	4,080	4,077
	Morgan Stanley Private Bank NA	4.204%	11/17/2028	20,000	19,906
[2]	Morgan Stanley Private Bank NA	4.213%	2/8/2030	14,080	13,896
	National Bank of Canada	4.950%	2/1/2028	11,100	11,128
	National Bank of Canada	4.166%	1/20/2029	15,625	15,525
	Nomura Holdings Inc.	4.996%	6/29/2029	3,305	3,313
[4]	Pacific Life Global Funding II	4.500%	8/28/2029	87	86
[4]	Penske Truck Leasing Co. LP	4.400%	7/1/2027	12,955	12,930
	PNC Bank NA	4.429%	7/21/2028	2,850	2,846
	PNC Financial Services Group Inc.	3.150%	5/19/2027	3,100	3,070
	PNC Financial Services Group Inc.	6.615%	10/20/2027	22,760	22,902
	PNC Financial Services Group Inc.	5.354%	12/2/2028	1,336	1,350
	PNC Financial Services Group Inc.	4.618%	10/26/2029	14,470	14,433
	Regions Bank	4.755%	7/27/2029	12,230	12,234
[4]	RGA Global Funding	4.350%	8/25/2028	79	78
[4]	RGA Global Funding	5.448%	5/24/2029	43	44
[2]	Royal Bank of Canada	5.069%	7/23/2027	8,026	8,029
[2]	Royal Bank of Canada	4.715%	3/27/2028	25,000	25,065
[2]	Royal Bank of Canada	4.522%	10/18/2028	10,000	10,001
[2]	Royal Bank of Canada	4.965%	1/24/2029	19,740	19,854
	Royal Bank of Canada	4.498%	8/6/2029	10,000	9,966
[4]	Sammons Financial Group Global Funding	5.050%	1/10/2028	60	60
[4]	Sammons Financial Group Global Funding	5.100%	12/10/2029	50	50
	State Street Corp.	4.530%	2/20/2029	2,422	2,422
	Suci Second Investment Co.	4.375%	9/10/2027	4,225	4,210
	Sumisho Air Lease Corp.	2.200%	1/15/2027	11,780	11,628
[4]	Sumisho Air Lease Corp.	4.400%	3/24/2028	4,790	4,763
	Sumitomo Mitsui Financial Group Inc.	4.108%	1/15/2029	2,085	2,059
	Toronto-Dominion Bank	4.861%	1/31/2028	10,840	10,892
	Toronto-Dominion Bank	4.783%	12/17/2029	62	62

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Truist Bank	4.420%	7/24/2028	6,430	6,424
[2]	Truist Bank	4.144%	1/27/2029	3,930	3,903
[2]	Truist Financial Corp.	5.071%	5/20/2031	66	66
	UBS AG	4.864%	1/10/2028	32,820	32,904
	UBS AG	4.302%	3/16/2029	9,620	9,583
[4]	UBS Group AG	4.703%	8/5/2027	23,411	23,410
[4]	UBS Group AG	3.869%	1/12/2029	2,950	2,916
[4]	UBS Group AG	4.151%	12/23/2029	10,000	9,855
	US Bancorp	6.787%	10/26/2027	10,000	10,072
[2]	US Bancorp	2.215%	1/27/2028	30,051	29,668
	US Bank NA	4.730%	5/15/2028	6,698	6,711
[2]	Wells Fargo & Co.	4.900%	1/24/2028	7,320	7,337
[2]	Wells Fargo & Co.	3.526%	3/24/2028	47	47
[2]	Wells Fargo & Co.	2.393%	6/2/2028	20,000	19,601
[2]	Wells Fargo & Co.	4.808%	7/25/2028	76	76
	Wells Fargo & Co.	4.970%	4/23/2029	67	67
	Wells Fargo & Co.	4.577%	5/20/2029	20,260	20,213
	Wells Fargo & Co.	4.182%	1/23/2030	11,760	11,606
	Wells Fargo & Co.	5.244%	1/24/2031	39	39
					1,253,960
Health Care (1.7%)
	Abbott Laboratories	3.700%	3/9/2029	21,505	21,104
	Amgen Inc.	5.150%	3/2/2028	13,165	13,291
	Augusta SpinCo Corp.	4.321%	9/23/2027	4,545	4,533
	Cardinal Health Inc.	3.410%	6/15/2027	11,760	11,651
	Cencora Inc.	3.450%	12/15/2027	12,320	12,134
	Cencora Inc.	4.625%	12/15/2027	1,825	1,827
	GE HealthCare Technologies Inc.	5.650%	11/15/2027	6,000	6,089
	GE HealthCare Technologies Inc.	4.800%	8/14/2029	10,000	10,050
	HCA Inc.	4.125%	6/15/2029	4,800	4,728
	Merck & Co. Inc.	3.850%	3/15/2029	6,033	5,956
	Pfizer Inc.	4.200%	11/15/2030	3,870	3,819
	Stryker Corp.	4.700%	2/10/2028	10,000	10,027
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/2028	10,000	10,070
					115,279
Industrials (1.2%)
	Caterpillar Financial Services Corp.	3.750%	2/23/2029	9,474	9,319
[4]	Daimler Truck Finance North America LLC	4.950%	1/13/2028	1,230	1,236
[4]	Daimler Truck Finance North America LLC	5.250%	1/13/2030	765	775
	Eaton Corp.	3.850%	3/6/2028	14,090	13,958
[4]	Fedex Freight Holding Co. Inc.	4.300%	3/15/2029	1,420	1,400
[4]	Ferguson Finance plc	4.250%	4/20/2027	9,266	9,239
	General Electric Co.	4.300%	7/29/2030	3,900	3,864
[4]	Honeywell Aerospace Inc.	4.000%	3/16/2029	7,000	6,906
	Ingersoll Rand Inc.	5.197%	6/15/2027	12,901	12,982
	Lockheed Martin Corp.	4.150%	8/15/2028	2,313	2,303
	Otis Worldwide Corp.	2.565%	2/15/2030	5,000	4,643
	RTX Corp.	4.125%	11/16/2028	15,000	14,885
	RTX Corp.	7.500%	9/15/2029	675	732
					82,242
Materials (0.2%)
[4]	Georgia-Pacific LLC	4.400%	6/30/2028	4,160	4,144
	Mosaic Co.	4.350%	1/15/2029	5,000	4,954
	Steel Dynamics Inc.	4.000%	12/15/2028	4,100	4,039
					13,137
Real Estate (0.2%)
	Simon Property Group LP	4.375%	10/1/2030	80	79
	Welltower OP LLC	4.250%	4/15/2028	10,283	10,233
					10,312
Technology (2.7%)
	Broadcom Inc.	4.800%	4/15/2028	12,000	12,072
	Broadcom Inc.	4.600%	7/15/2030	2,251	2,243
	Broadcom Inc.	4.200%	10/15/2030	36	36
	Dell International LLC	5.250%	2/1/2028	9,590	9,693
	Dell International LLC	4.750%	4/1/2028	6,340	6,359
	Fidelity National Information Services Inc.	4.450%	3/10/2028	3,530	3,518
	Fiserv Inc.	5.450%	3/2/2028	10,000	10,097
	Hewlett Packard Enterprise Co.	4.050%	9/15/2027	6,276	6,241

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hewlett Packard Enterprise Co.	4.400%	9/25/2027	1,821	1,817
	Intel Corp.	4.875%	2/10/2028	10,000	10,039
	NVIDIA Corp.	4.250%	6/15/2028	30,610	30,549
	NVIDIA Corp.	4.350%	6/15/2029	35,770	35,662
	NXP BV	4.300%	8/19/2028	5,406	5,367
	Oracle Corp.	2.300%	3/25/2028	9,267	8,870
	Oracle Corp.	4.800%	8/3/2028	2,090	2,086
	Oracle Corp.	4.550%	2/4/2029	1,414	1,394
	Oracle Corp.	2.950%	4/1/2030	6,000	5,523
	Paychex Inc.	5.100%	4/15/2030	1,500	1,513
	Roper Technologies Inc.	4.250%	9/15/2028	3,602	3,573
	Salesforce Inc.	4.500%	3/15/2028	14,100	14,086
	Salesforce Inc.	4.650%	3/15/2029	11,800	11,795
	Synopsys Inc.	4.650%	4/1/2028	950	951
					183,484
Utilities (0.9%)
[2]	Appalachian Power Co.	3.300%	6/1/2027	4,750	4,698
	Constellation Energy Generation LLC	3.900%	1/8/2028	3,610	3,579
	DTE Energy Co.	4.950%	7/1/2027	10,000	10,049
	DTE Energy Co.	5.200%	4/1/2030	3,050	3,094
	Duke Energy Carolinas LLC	4.850%	3/15/2030	34	34
	Duke Energy Florida LLC	4.200%	12/1/2030	30	29
[4]	FirstEnergy Pennsylvania Electric Co.	4.150%	3/15/2028	3,910	3,887
[4]	FirstEnergy Transmission LLC	2.866%	9/15/2028	2,384	2,289
	Jersey Central Power & Light Co.	4.400%	1/15/2031	32	32
[4]	Monongahela Power Co.	4.450%	8/15/2029	4,290	4,267
	NextEra Energy Capital Holdings Inc.	4.685%	9/1/2027	2,930	2,937
	NextEra Energy Capital Holdings Inc.	4.850%	2/4/2028	6,810	6,848
	NiSource Inc.	5.250%	3/30/2028	250	253
[2]	PG&E Recovery Funding LLC	5.045%	7/15/2032	2,676	2,731
	WEC Energy Group Inc.	5.150%	10/1/2027	10,025	10,095
	Wisconsin Electric Power Co.	3.950%	3/1/2029	4,550	4,490
	Wisconsin Power & Light Co.	3.050%	10/15/2027	2,596	2,552
					61,864
Total Corporate Bonds (Cost $2,072,157)					2,070,405
Sovereign Bonds (3.3%)
[2]	Abu Dhabi Developmental Holding Co. PJSC	5.375%	5/8/2029	6,350	6,451
[2]	Abu Dhabi Developmental Holding Co. PJSC	4.500%	5/6/2030	6,616	6,547
[2]	Bermuda	3.717%	1/25/2027	540	536
[2,4]	Central American Bank for Economic Integration	5.000%	1/25/2027	5,952	5,977
[2]	Corp. Nacional del Cobre de Chile	3.625%	8/1/2027	9,831	9,720
[2]	Eagle Funding Luxco Sarl	5.500%	8/17/2030	14,610	14,649
[2]	Empresa Nacional del Petroleo	5.250%	11/6/2029	4,912	4,932
[2,4]	Kingdom of Saudi Arabia	5.125%	1/13/2028	9,724	9,780
[2]	Kingdom of Saudi Arabia	5.125%	1/13/2028	2,790	2,809
	Korea Hydro & Nuclear Power Co. Ltd.	5.000%	7/18/2028	1,880	1,899
[2]	Korea National Oil Corp.	4.125%	9/30/2027	8,000	7,965
[2,4]	Korea National Oil Corp.	4.500%	3/30/2029	30,000	29,926
	KSA Sukuk Ltd.	5.250%	6/4/2027	29,325	29,501
[2]	KSA Sukuk Ltd.	4.303%	1/19/2029	427	422
[2,4]	Kuwait Government Bond	4.016%	10/9/2028	35,000	34,480
[2]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	5.450%	5/21/2028	1,250	1,256
[2,4]	Qatar Energy	4.625%	6/23/2029	7,000	6,956
[2]	Republic of Chile	2.750%	1/31/2027	15,390	15,220
[2]	Republic of Poland	4.875%	2/12/2030	4,627	4,675
[2]	Saudi Arabian Oil Co.	3.500%	4/16/2029	360	348
[2]	State of Israel	5.375%	3/12/2029	6,718	6,785
[2]	State of Israel	5.375%	2/19/2030	5,800	5,868
[2]	State of Israel	4.500%	1/13/2031	11,993	11,726
[2]	United Mexican States	6.000%	5/13/2030	3,228	3,320
Total Sovereign Bonds (Cost $222,125)					221,748

		Coupon		Shares	Market Value ($000)
Temporary Cash Investments (2.4%)
Money Market Fund (0.6%)
[9]	Vanguard Market Liquidity Fund	3.682%		361,128	36,109
			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (1.8%)
	United States Treasury Bill	3.879%	6/10/2027	127,248	122,604
Total Temporary Cash Investments (Cost $158,819)					158,713
Total Investments (99.7%) (Cost $6,729,269)					6,719,891
Other Assets and Liabilities—Net (0.3%)					22,642
Net Assets (100%)					6,742,533

Cost is in $000.

1	Securities with a value of $6,073 have been segregated as initial margin for open futures contracts.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3
The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

4
Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, the aggregate value was $2,278,574, representing 33.8% of net assets.

5
Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

6	Security value determined using significant unobservable inputs.
7	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2026.
8	Face amount denominated in Australian dollars.
9	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3M—3-month.
ABS—Asset-Backed Security.
CLO—Collateralized Loan Obligation.
DAC—Designated Activity Company.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2026	4,471	921,620	(748)
10-Year U.S. Treasury Note	September 2026	226	24,835	193
Long U.S. Treasury Bond	September 2026	15	1,702	46
Ultra 10-Year U.S. Treasury Note	September 2026	288	32,391	465
				(44)

Short Futures Contracts
5-Year U.S. Treasury Note	September 2026	(3,864)	(413,629)	(947)
AUD 3-Year Treasury Bond	September 2026	(65)	(4,707)	(16)
				(963)
				(1,007)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Barclays Bank plc	9/16/2026	USD	4,551	AUD	6,460	85	—
Toronto-Dominion Bank	9/16/2026	USD	325	EUR	280	4	—
State Street Bank & Trust Co.	9/16/2026	USD	328	GBP	246	2	—
						91	—

AUD—Australian dollar.
EUR—euro.
GBP—British pound.
USD—U.S. dollar.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates or credit exposure. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E. Swap Contracts: The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The fund enters into centrally cleared swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
The fund had no open interest rate swap contracts at June 30, 2026.
F. Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of June 30, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	1,272,227	—	1,272,227
Asset-Backed/Commercial Mortgage-Backed Securities	—	2,984,638	12,160	2,996,798
Corporate Bonds	—	2,070,405	—	2,070,405
Sovereign Bonds	—	221,748	—	221,748
Temporary Cash Investments	36,109	122,604	—	158,713
Total	36,109	6,671,622	12,160	6,719,891

Derivative Financial Instruments
Assets
Futures Contracts[1]	704	—	—	704
Forward Currency Contracts	—	91	—	91
Total	704	91	—	795
Liabilities
Futures Contracts[1]	(1,711)	—	—	(1,711)

1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.